UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY J. STUMM, PRINCIPAL EXECUTIVE OFFICER

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2027

Date of reporting period: July 31, 2026

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

American Beacon

Developing World Income Fund

Semi-Annual Shareholder Report - July 31, 2026 | Class A: AGUAX

This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,862,755,689
# of Portfolio Holdings	435
Portfolio Turnover Rate	26%
Total Management Fees Paid	$7,069,914

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Ghana Government International Bonds, 5.000%, Due 7/3/2035	1.5
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.4
Republic of Cameroon International Bonds, 8.875%, Due 1/30/2033	1.2
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	1.2
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.1
Angola Government International Bonds, 9.125%, Due 11/26/2049	1.1
Ivory Coast Government International Bonds, 6.625%, Due 3/22/2048	1.1
Nigeria OMO Bills, 21.375%, Due 9/15/2026	1.1
Egypt Government International Bonds, 8.875%, Due 5/29/2050	1.0
Angola Government International Bonds, 9.375%, Due 5/8/2048	1.0

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Sovereign Obligations	75.7
Investment Companies	7.9
Credit-Linked Notes	6.0
Corporate Obligations	5.5
Foreign Corporate Obligations	4.9

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Fixed Income

Table Summary
Value	Value
Kenya	3.7
Uganda	4.2
Ghana	4.2
Kazakhstan	4.5
Egypt	4.6
Supranational	4.7
Angola	4.9
Argentina	5.1
Nigeria	6.0
United States	6.0

Top Ten Industry Allocations - % Fixed Income

Foreign Sovereign Obligations
73.8
Banks
9.9
Multi-National
4.7
Diversified Financial Services
4.7
Investment Companies
2.4
Oil & Gas
1.4
Telecommunications
1.2
Electric
0.8
Holding Companies - Diversified
0.5
Real Estate
0.2
0%
20%
40%
60%
80%

Table Summary
Value	Value
Real Estate	0.2
Holding Companies - Diversified	0.5
Electric	0.8
Telecommunications	1.2
Oil & Gas	1.4
Investment Companies	2.4
Diversified Financial Services	4.7
Multi-National	4.7
Banks	9.9
Foreign Sovereign Obligations	73.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Developing World Income Fund

Semi-Annual Shareholder Report - July 31, 2026

Class A: AGUAX

Distributed by:

Resolute Investment Distributors, Inc.

DWI_A 0726

American Beacon

Developing World Income Fund

Semi-Annual Shareholder Report - July 31, 2026 | Class C: AGECX

This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,862,755,689
# of Portfolio Holdings	435
Portfolio Turnover Rate	26%
Total Management Fees Paid	$7,069,914

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Ghana Government International Bonds, 5.000%, Due 7/3/2035	1.5
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.4
Republic of Cameroon International Bonds, 8.875%, Due 1/30/2033	1.2
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	1.2
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.1
Angola Government International Bonds, 9.125%, Due 11/26/2049	1.1
Ivory Coast Government International Bonds, 6.625%, Due 3/22/2048	1.1
Nigeria OMO Bills, 21.375%, Due 9/15/2026	1.1
Egypt Government International Bonds, 8.875%, Due 5/29/2050	1.0
Angola Government International Bonds, 9.375%, Due 5/8/2048	1.0

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Sovereign Obligations	75.7
Investment Companies	7.9
Credit-Linked Notes	6.0
Corporate Obligations	5.5
Foreign Corporate Obligations	4.9

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Fixed Income

Table Summary
Value	Value
Kenya	3.7
Uganda	4.2
Ghana	4.2
Kazakhstan	4.5
Egypt	4.6
Supranational	4.7
Angola	4.9
Argentina	5.1
Nigeria	6.0
United States	6.0

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Real Estate	0.2
Holding Companies - Diversified	0.5
Electric	0.8
Telecommunications	1.2
Oil & Gas	1.4
Investment Companies	2.4
Diversified Financial Services	4.7
Multi-National	4.7
Banks	9.9
Foreign Sovereign Obligations	73.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Developing World Income Fund

Semi-Annual Shareholder Report - July 31, 2026

Class C: AGECX

Distributed by:

Resolute Investment Distributors, Inc.

DWI_C 0726

American Beacon

Developing World Income Fund

Semi-Annual Shareholder Report - July 31, 2026 | Investor Class: AGEPX

AGEPX

This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$66	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,862,755,689
# of Portfolio Holdings	435
Portfolio Turnover Rate	26%
Total Management Fees Paid	$7,069,914

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Ghana Government International Bonds, 5.000%, Due 7/3/2035	1.5
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.4
Republic of Cameroon International Bonds, 8.875%, Due 1/30/2033	1.2
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	1.2
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.1
Angola Government International Bonds, 9.125%, Due 11/26/2049	1.1
Ivory Coast Government International Bonds, 6.625%, Due 3/22/2048	1.1
Nigeria OMO Bills, 21.375%, Due 9/15/2026	1.1
Egypt Government International Bonds, 8.875%, Due 5/29/2050	1.0
Angola Government International Bonds, 9.375%, Due 5/8/2048	1.0

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Sovereign Obligations	75.7
Investment Companies	7.9
Credit-Linked Notes	6.0
Corporate Obligations	5.5
Foreign Corporate Obligations	4.9

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Fixed Income

Table Summary
Value	Value
Kenya	3.7
Uganda	4.2
Ghana	4.2
Kazakhstan	4.5
Egypt	4.6
Supranational	4.7
Angola	4.9
Argentina	5.1
Nigeria	6.0
United States	6.0

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Real Estate	0.2
Holding Companies - Diversified	0.5
Electric	0.8
Telecommunications	1.2
Oil & Gas	1.4
Investment Companies	2.4
Diversified Financial Services	4.7
Multi-National	4.7
Banks	9.9
Foreign Sovereign Obligations	73.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Developing World Income Fund

Semi-Annual Shareholder Report - July 31, 2026

Investor Class: AGEPX

Distributed by:

Resolute Investment Distributors, Inc.

DWI_Investor 0726

American Beacon

Developing World Income Fund

Semi-Annual Shareholder Report - July 31, 2026 | Class R5: AGEIX

This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$51	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,862,755,689
# of Portfolio Holdings	435
Portfolio Turnover Rate	26%
Total Management Fees Paid	$7,069,914

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Ghana Government International Bonds, 5.000%, Due 7/3/2035	1.5
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.4
Republic of Cameroon International Bonds, 8.875%, Due 1/30/2033	1.2
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	1.2
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.1
Angola Government International Bonds, 9.125%, Due 11/26/2049	1.1
Ivory Coast Government International Bonds, 6.625%, Due 3/22/2048	1.1
Nigeria OMO Bills, 21.375%, Due 9/15/2026	1.1
Egypt Government International Bonds, 8.875%, Due 5/29/2050	1.0
Angola Government International Bonds, 9.375%, Due 5/8/2048	1.0

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Sovereign Obligations	75.7
Investment Companies	7.9
Credit-Linked Notes	6.0
Corporate Obligations	5.5
Foreign Corporate Obligations	4.9

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Fixed Income

Table Summary
Value	Value
Kenya	3.7
Uganda	4.2
Ghana	4.2
Kazakhstan	4.5
Egypt	4.6
Supranational	4.7
Angola	4.9
Argentina	5.1
Nigeria	6.0
United States	6.0

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Real Estate	0.2
Holding Companies - Diversified	0.5
Electric	0.8
Telecommunications	1.2
Oil & Gas	1.4
Investment Companies	2.4
Diversified Financial Services	4.7
Multi-National	4.7
Banks	9.9
Foreign Sovereign Obligations	73.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Developing World Income Fund

Semi-Annual Shareholder Report - July 31, 2026

Class R5: AGEIX

Distributed by:

Resolute Investment Distributors, Inc.

DWI_R5 0726

American Beacon

Developing World Income Fund

Semi-Annual Shareholder Report - July 31, 2026 | Class Y: AGEYX

This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$54	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$1,862,755,689
# of Portfolio Holdings	435
Portfolio Turnover Rate	26%
Total Management Fees Paid	$7,069,914

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
Ghana Government International Bonds, 5.000%, Due 7/3/2035	1.5
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.4
Republic of Cameroon International Bonds, 8.875%, Due 1/30/2033	1.2
Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	1.2
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.1
Angola Government International Bonds, 9.125%, Due 11/26/2049	1.1
Ivory Coast Government International Bonds, 6.625%, Due 3/22/2048	1.1
Nigeria OMO Bills, 21.375%, Due 9/15/2026	1.1
Egypt Government International Bonds, 8.875%, Due 5/29/2050	1.0
Angola Government International Bonds, 9.375%, Due 5/8/2048	1.0

Excludes cash equivalents.

Asset Allocation - % Investments

Table Summary
Value	Value
Foreign Sovereign Obligations	75.7
Investment Companies	7.9
Credit-Linked Notes	6.0
Corporate Obligations	5.5
Foreign Corporate Obligations	4.9

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Fixed Income

Table Summary
Value	Value
Kenya	3.7
Uganda	4.2
Ghana	4.2
Kazakhstan	4.5
Egypt	4.6
Supranational	4.7
Angola	4.9
Argentina	5.1
Nigeria	6.0
United States	6.0

Top Ten Industry Allocations - % Fixed Income

Table Summary
Value	Value
Real Estate	0.2
Holding Companies - Diversified	0.5
Electric	0.8
Telecommunications	1.2
Oil & Gas	1.4
Investment Companies	2.4
Diversified Financial Services	4.7
Multi-National	4.7
Banks	9.9
Foreign Sovereign Obligations	73.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Developing World Income Fund

Semi-Annual Shareholder Report - July 31, 2026

Class Y: AGEYX

Distributed by:

Resolute Investment Distributors, Inc.

DWI_Y 0726

American Beacon

NIS Core Plus Bond Fund

Semi-Annual Shareholder Report - July 31, 2026 | Class A: NISAX

This semi-annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$7,957,699
# of Portfolio Holdings	455
Portfolio Turnover Rate	38%
Total Management Fees Paid	$0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Bonds, 3.375%, Due 11/15/2048	5.0
U.S. Treasury Notes, 4.375%, Due 5/15/2036	3.2
U.S. Treasury Notes, 4.500%, Due 11/15/2033	3.1
U.S. Treasury Notes, 3.750%, Due 2/28/2033	2.2
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	2.0
RCKT Mortgage Trust, Series 2023-CES1, 6.902%, Due 6/25/2043, Class M1	1.9
U.S. Treasury Notes, 4.000%, Due 11/15/2035	1.8
U.S. Treasury Notes, 4.125%, Due 2/15/2036	1.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	1.5
U.S. Treasury Bonds, 4.875%, Due 8/15/2045	1.4

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	28.7
U.S. Treasury Obligations	28.2
Collateralized Mortgage Obligations	12.9
Asset-Backed Obligations	10.3
U.S. Agency Mortgage-Backed Obligations	7.5
Commercial Mortgage-Backed Obligations	6.5
Foreign Corporate Obligations	2.9
Municipal Obligations	2.8
Foreign Sovereign Obligations	0.2

Top Country Exposure - % Investments

Table Summary
Value	Value
France	0.1
Bermuda	0.1
China	0.2
Mexico	0.2
United Kingdom	0.3
Ireland	0.6
Canada	1.8
United States	96.7

Top Ten Industry Allocations - % Investments

U.S. Treasury Obligations
28.2
Collateralized Mortgage Obligations
12.9
Asset-Backed Obligations
10.3
U.S. Agency Mortgage-Backed Obligations
7.6
Commercial Mortgage-Backed Obligations
6.5
Banks
5.0
Electric
3.8
Municipal
2.8
Diversified Financial Services
2.5
Insurance
2.2
0%
5%
10%
15%
20%
25%
30%

Table Summary
Value	Value
Insurance	2.2
Diversified Financial Services	2.5
Municipal	2.8
Electric	3.8
Banks	5.0
Commercial Mortgage-Backed Obligations	6.5
U.S. Agency Mortgage-Backed Obligations	7.6
Asset-Backed Obligations	10.3
Collateralized Mortgage Obligations	12.9
U.S. Treasury Obligations	28.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

NIS Core Plus Bond Fund

Semi-Annual Shareholder Report - July 31, 2026

Class A: NISAX

Distributed by:

Resolute Investment Distributors, Inc.

NIS_A 0726

American Beacon

NIS Core Plus Bond Fund

Semi-Annual Shareholder Report - July 31, 2026 | Class C: NISCX

This semi-annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$7,957,699
# of Portfolio Holdings	455
Portfolio Turnover Rate	38%
Total Management Fees Paid	$0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Bonds, 3.375%, Due 11/15/2048	5.0
U.S. Treasury Notes, 4.375%, Due 5/15/2036	3.2
U.S. Treasury Notes, 4.500%, Due 11/15/2033	3.1
U.S. Treasury Notes, 3.750%, Due 2/28/2033	2.2
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	2.0
RCKT Mortgage Trust, Series 2023-CES1, 6.902%, Due 6/25/2043, Class M1	1.9
U.S. Treasury Notes, 4.000%, Due 11/15/2035	1.8
U.S. Treasury Notes, 4.125%, Due 2/15/2036	1.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	1.5
U.S. Treasury Bonds, 4.875%, Due 8/15/2045	1.4

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	28.7
U.S. Treasury Obligations	28.2
Collateralized Mortgage Obligations	12.9
Asset-Backed Obligations	10.3
U.S. Agency Mortgage-Backed Obligations	7.5
Commercial Mortgage-Backed Obligations	6.5
Foreign Corporate Obligations	2.9
Municipal Obligations	2.8
Foreign Sovereign Obligations	0.2

Top Country Exposure - % Investments

Table Summary
Value	Value
France	0.1
Bermuda	0.1
China	0.2
Mexico	0.2
United Kingdom	0.3
Ireland	0.6
Canada	1.8
United States	96.7

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Insurance	2.2
Diversified Financial Services	2.5
Municipal	2.8
Electric	3.8
Banks	5.0
Commercial Mortgage-Backed Obligations	6.5
U.S. Agency Mortgage-Backed Obligations	7.6
Asset-Backed Obligations	10.3
Collateralized Mortgage Obligations	12.9
U.S. Treasury Obligations	28.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

NIS Core Plus Bond Fund

Semi-Annual Shareholder Report - July 31, 2026

Class C: NISCX

Distributed by:

Resolute Investment Distributors, Inc.

NIS_C 0726

American Beacon

NIS Core Plus Bond Fund

Semi-Annual Shareholder Report - July 31, 2026 | Class R6: NISRX

This semi-annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$21	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$7,957,699
# of Portfolio Holdings	455
Portfolio Turnover Rate	38%
Total Management Fees Paid	$0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Bonds, 3.375%, Due 11/15/2048	5.0
U.S. Treasury Notes, 4.375%, Due 5/15/2036	3.2
U.S. Treasury Notes, 4.500%, Due 11/15/2033	3.1
U.S. Treasury Notes, 3.750%, Due 2/28/2033	2.2
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	2.0
RCKT Mortgage Trust, Series 2023-CES1, 6.902%, Due 6/25/2043, Class M1	1.9
U.S. Treasury Notes, 4.000%, Due 11/15/2035	1.8
U.S. Treasury Notes, 4.125%, Due 2/15/2036	1.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	1.5
U.S. Treasury Bonds, 4.875%, Due 8/15/2045	1.4

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	28.7
U.S. Treasury Obligations	28.2
Collateralized Mortgage Obligations	12.9
Asset-Backed Obligations	10.3
U.S. Agency Mortgage-Backed Obligations	7.5
Commercial Mortgage-Backed Obligations	6.5
Foreign Corporate Obligations	2.9
Municipal Obligations	2.8
Foreign Sovereign Obligations	0.2

Top Country Exposure - % Investments

Table Summary
Value	Value
France	0.1
Bermuda	0.1
China	0.2
Mexico	0.2
United Kingdom	0.3
Ireland	0.6
Canada	1.8
United States	96.7

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Insurance	2.2
Diversified Financial Services	2.5
Municipal	2.8
Electric	3.8
Banks	5.0
Commercial Mortgage-Backed Obligations	6.5
U.S. Agency Mortgage-Backed Obligations	7.6
Asset-Backed Obligations	10.3
Collateralized Mortgage Obligations	12.9
U.S. Treasury Obligations	28.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

NIS Core Plus Bond Fund

Semi-Annual Shareholder Report - July 31, 2026

Class R6: NISRX

Distributed by:

Resolute Investment Distributors, Inc.

NIS_R6 0726

American Beacon

NIS Core Plus Bond Fund

Semi-Annual Shareholder Report - July 31, 2026 | Class Y: NISYX

This semi-annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$26	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$7,957,699
# of Portfolio Holdings	455
Portfolio Turnover Rate	38%
Total Management Fees Paid	$0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Table Summary
U.S. Treasury Bonds, 3.375%, Due 11/15/2048	5.0
U.S. Treasury Notes, 4.375%, Due 5/15/2036	3.2
U.S. Treasury Notes, 4.500%, Due 11/15/2033	3.1
U.S. Treasury Notes, 3.750%, Due 2/28/2033	2.2
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	2.0
RCKT Mortgage Trust, Series 2023-CES1, 6.902%, Due 6/25/2043, Class M1	1.9
U.S. Treasury Notes, 4.000%, Due 11/15/2035	1.8
U.S. Treasury Notes, 4.125%, Due 2/15/2036	1.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	1.5
U.S. Treasury Bonds, 4.875%, Due 8/15/2045	1.4

Asset Allocation - % Investments

Table Summary
Value	Value
Corporate Obligations	28.7
U.S. Treasury Obligations	28.2
Collateralized Mortgage Obligations	12.9
Asset-Backed Obligations	10.3
U.S. Agency Mortgage-Backed Obligations	7.5
Commercial Mortgage-Backed Obligations	6.5
Foreign Corporate Obligations	2.9
Municipal Obligations	2.8
Foreign Sovereign Obligations	0.2

Top Country Exposure - % Investments

Table Summary
Value	Value
France	0.1
Bermuda	0.1
China	0.2
Mexico	0.2
United Kingdom	0.3
Ireland	0.6
Canada	1.8
United States	96.7

Top Ten Industry Allocations - % Investments

Table Summary
Value	Value
Insurance	2.2
Diversified Financial Services	2.5
Municipal	2.8
Electric	3.8
Banks	5.0
Commercial Mortgage-Backed Obligations	6.5
U.S. Agency Mortgage-Backed Obligations	7.6
Asset-Backed Obligations	10.3
Collateralized Mortgage Obligations	12.9
U.S. Treasury Obligations	28.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

NIS Core Plus Bond Fund

Semi-Annual Shareholder Report - July 31, 2026

Class Y: NISYX

Distributed by:

Resolute Investment Distributors, Inc.

NIS_Y 0726

Item 2. Code of Ethics

Not Applicable.

Item 3. Audit Committee Financial Expert

Not Applicable.

Item 4. Principal Accountant Fees and Services

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 7.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: American Beacon Funds

Date of fiscal year end: January 31, 2027

Date of reporting period: July 31, 2026

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

AMERICAN BEACON FUNDS

Semi-Annual Financial Statements

July 31, 2026

DWI_NIS 0726

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	July 31, 2026

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2026 (unaudited)

	Principal Amount		Fair Value

Angola - 4.5%

Foreign Corporate Obligations - 0.5%
Azule Energy Finance PLC, 8.125%, Due 1/23/2030A		$4,696,000	$4,768,296
Sonangol Finance Ltd., 10.000%, Due 1/29/2031		4,986,000	5,088,606

Total Foreign Corporate Obligations			9,856,902

Foreign Sovereign Obligations - 4.0%
Angola Government International Bonds,
8.000%, Due 11/26/2029A		1,360,000	1,388,759
9.244%, Due 1/15/2031B		1,100,000	1,150,615
8.750%, Due 4/14/2032B		3,500,000	3,572,223
8.750%, Due 4/14/2032A		5,068,000	5,172,579
9.875%, Due 10/15/2035A		5,970,000	6,264,660
9.875%, Due 10/15/2035B		4,652,000	4,881,608
9.875%, Due 3/31/2037A		3,577,000	3,706,560
9.875%, Due 3/31/2037B		8,049,000	8,340,538
9.375%, Due 5/8/2048B		18,828,000	18,090,736
9.125%, Due 11/26/2049B		21,633,000	20,307,962
Republic of Angola Via Avenir Issuer II Ireland DAC, 6.927%, Due 2/19/2027B		492,857	487,929

Total Foreign Sovereign Obligations			73,364,169

Total Angola (Cost $77,010,635)			83,221,071

Argentina - 4.7%

Foreign Corporate Obligations - 0.5%
MSU Green Energy, 9.750%, Due 6/16/2036A		4,090,321	3,997,471
Telecom Argentina SA, 8.500%, Due 1/20/2036A		4,575,858	4,773,764

Total Foreign Corporate Obligations			8,771,235

Foreign Sovereign Obligations - 4.2%
Argentina Republic Government International Bonds,
1.000%, Due 7/9/2029		136,495	122,094
0.750%, Due 7/9/2030C		13,830,528	12,074,051
4.125%, Due 7/9/2035C		31,904,184	25,220,257
6.388%, Due 12/15/2035D		69,387,700	4,718,364
3.500%, Due 7/9/2041C		3,740,000	2,763,860
4.125%, Due 7/9/2046C		3,862,000	2,875,259
Argentina Treasury Bonds BONCER, Due 3/31/2027E F	ARS	5,500,000,000	8,050,917
Argentina Treasury Bonds BONTE, 29.500%, Due 5/30/2030		10,930,000,000	7,999,193
Bono Del Tesoro Nacional Capitalizable en Pesos,
2.050%, Due 1/15/2027		4,830,000,000	4,597,357
2.550%, Due 4/30/2027		10,000,000,000	8,682,490
2.400%, Due 5/31/2027		850,000,000	695,973

Total Foreign Sovereign Obligations			77,799,815

Total Argentina (Cost $81,552,318)			86,571,050

Armenia - 0.8%

Foreign Sovereign Obligations - 0.8%
Republic of Armenia International Bonds,
3.600%, Due 2/2/2031B		$1,846,000	1,686,012
6.750%, Due 3/12/2035B		1,002,000	1,039,502
Republic of Armenia Treasury Bonds,
8.400%, Due 4/29/2028	AMD	1,200,000,000	3,337,208
9.250%, Due 4/29/2028		2,240,000,000	6,312,611
9.000%, Due 10/29/2035		1,070,000,000	3,066,428

Total Foreign Sovereign Obligations			15,441,761

Total Armenia (Cost $14,631,503)			15,441,761

Azerbaijan - 0.2% (Cost $2,930,210)

Credit-Linked Notes - 0.2%
Azerbaijan Treasury Bonds (Issuer ICBC Standard Bank PLC), 7.500%, Due 5/11/2028A	AZN	5,000,000	2,930,926

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2026 (unaudited)

	Principal Amount		Fair Value

Bahamas - 0.1%

Foreign Sovereign Obligations - 0.1%
Bahamas Government International Bonds,
8.950%, Due 10/15/2032B		$737,000	$821,467
8.250%, Due 6/24/2036B		1,534,000	1,694,564

Total Foreign Sovereign Obligations			2,516,031

Total Bahamas (Cost $2,541,373)			2,516,031

Bahrain - 0.1% (Cost $1,276,795)

Foreign Sovereign Obligations - 0.1%
Bahrain Government International Bonds, 7.375%, Due 5/14/2030B		1,280,000	1,266,897

Benin - 1.3%

Foreign Sovereign Obligations - 1.3%
Benin Government International Bonds,
4.950%, Due 1/22/2035B	EUR	392,000	418,947
7.960%, Due 2/13/2038A		$740,000	765,657
7.960%, Due 2/13/2038B		8,079,000	8,359,105
8.375%, Due 1/23/2041A		2,480,000	2,629,416
8.375%, Due 1/23/2041B		11,314,000	11,995,649

Total Foreign Sovereign Obligations			24,168,774

Total Benin (Cost $23,506,724)			24,168,774

Bolivia - 0.4% (Cost $8,132,552)

Foreign Sovereign Obligations - 0.4%
Bolivia Government International Bonds, 9.450%, Due 5/14/2031A		8,225,000	8,327,813

Bosnia and Herzegovina - 0.1% (Cost $1,509,789)

Foreign Sovereign Obligations - 0.1%
Republic of Srpska International Government Bonds, 6.250%, Due 4/2/2031A	EUR	1,313,000	1,513,764

Cameroon - 1.6%

Foreign Sovereign Obligations - 1.6%
Republic of Cameroon International Bonds,
9.500%, Due 7/31/2031B		$5,057,000	5,046,939
5.950%, Due 7/7/2032B	EUR	953,000	973,935
8.875%, Due 1/30/2033B		$24,036,000	23,269,337

Total Foreign Sovereign Obligations			29,290,211

Total Cameroon (Cost $29,220,838)			29,290,211

Congo - 1.9%

Credit-Linked Notes - 0.1%
Democratic Republic of Congo (Issuer Tugela BV), 10.751%, Due 12/14/2027, (6 mo. USD Term SOFR + 7.000%)A G		1,300,000	1,298,523

Foreign Sovereign Obligations - 1.8%
Congolese International Bonds,
9.500%, Due 2/17/2035B		7,250,000	7,007,881
9.500%, Due 5/26/2036B		6,780,000	6,415,639
DRC International Bonds,
8.750%, Due 4/16/2032A		6,654,000	6,859,680
8.750%, Due 4/16/2032B		1,207,000	1,244,309
9.500%, Due 4/16/2037B		2,980,000	3,106,471
9.500%, Due 4/16/2037A		9,499,000	9,902,137

Total Foreign Sovereign Obligations			34,536,117

Total Congo (Cost $35,206,309)			35,834,640

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2026 (unaudited)

	Principal Amount		Fair Value

Costa Rica - 0.2%

Foreign Sovereign Obligations - 0.2%
Costa Rica Government International Bonds,
6.550%, Due 4/3/2034B		$1,000,000	$1,046,000
7.000%, Due 4/4/2044B		1,260,000	1,324,260
7.158%, Due 3/12/2045B		330,000	350,130
7.300%, Due 11/13/2054B		887,000	959,734

Total Foreign Sovereign Obligations			3,680,124

Total Costa Rica (Cost $3,801,259)			3,680,124

Dominican Republic - 1.1%

Foreign Corporate Obligations - 0.3%
AES Espana BV, 7.750%, Due 8/3/2033A		4,304,000	4,321,624

Foreign Sovereign Obligations - 0.8%
Dominican Republic International Bonds,
8.000%, Due 2/12/2027B	DOP	220,000,000	3,753,634
4.875%, Due 9/23/2032B		$779,000	726,807
13.625%, Due 2/3/2033A	DOP	54,750,000	1,137,491
11.250%, Due 9/15/2035A		88,000,000	1,692,308
11.250%, Due 9/15/2035B		18,400,000	353,846
10.750%, Due 6/1/2036B		175,550,000	3,293,070
10.750%, Due 6/1/2036A		123,000,000	2,307,306
6.950%, Due 3/15/2037B		$1,358,000	1,391,950
10.500%, Due 3/15/2037B	DOP	35,900,000	667,973

Total Foreign Sovereign Obligations			15,324,385

Total Dominican Republic (Cost $18,980,167)			19,646,009

Ecuador - 2.9%

Foreign Sovereign Obligations - 2.9%
Ecuador Government International Bonds,
6.900%, Due 7/31/2030B		$320,000	317,760
8.750%, Due 1/29/2034B		1,917,000	1,898,788
8.750%, Due 1/29/2034A		13,326,000	13,199,403
6.900%, Due 7/31/2035B		13,462,745	12,103,008
9.250%, Due 1/29/2039A		9,077,000	9,031,615
9.250%, Due 1/29/2039B		2,950,000	2,935,250
5.500%, Due 7/31/2040A C		1,625,550	1,311,851
5.500%, Due 7/31/2040B C		16,809,200	13,565,361

Total Foreign Sovereign Obligations			54,363,036

Total Ecuador (Cost $53,027,658)			54,363,036

Egypt - 4.1%

Foreign Sovereign Obligations - 4.1%
Egypt Government Bonds,
15.700%, Due 11/7/2027	EGP	10,000,000	177,083
24.144%, Due 12/3/2027		379,259,000	7,345,086
24.439%, Due 8/5/2028		50,950,000	1,021,681
Egypt Government International Bonds, 8.875%, Due 5/29/2050B		$20,379,000	19,546,628

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2026 (unaudited)

	Principal Amount		Fair Value

Egypt - 4.1% (continued)

Foreign Sovereign Obligations - 4.1% (continued)
Egypt Treasury Bills,
24.057%, Due 9/1/2026E H	EGP	60,150,000	$1,154,487
23.788%, Due 9/8/2026E H		36,500,000	697,256
23.454%, Due 10/6/2026E H		33,150,000	621,516
24.533%, Due 10/13/2026E H		641,550,000	11,972,554
23.946%, Due 10/20/2026E H		46,400,000	861,926
23.990%, Due 10/27/2026E H		322,900,000	5,970,681
24.749%, Due 11/10/2026E H		248,125,000	4,550,368
24.891%, Due 11/17/2026E H		450,350,000	8,220,518
25.299%, Due 12/22/2026E H		746,700,000	13,314,461
25.880%, Due 4/20/2027E H		71,450,000	1,180,607

Total Foreign Sovereign Obligations			76,634,852

Total Egypt (Cost $76,346,624)			76,634,852

El Salvador - 1.3%

Foreign Sovereign Obligations - 1.3%
El Salvador Government International Bonds,
9.500%, Due 7/15/2052B		$9,190,000	10,281,772
9.500%, Due 7/15/2052A		1,288,000	1,441,015
9.650%, Due 11/21/2054A		10,687,000	12,090,203

Total Foreign Sovereign Obligations			23,812,990

Total El Salvador (Cost $22,905,460)			23,812,990

Gabon - 1.4%

Foreign Sovereign Obligations - 1.4%
Gabon Government International Bonds,
9.500%, Due 2/18/2029B		2,911,000	2,841,892
6.625%, Due 2/6/2031B		12,125,000	10,698,869
7.000%, Due 11/24/2031B		3,713,000	3,266,673
9.375%, Due 8/5/2033B		9,855,000	8,971,296

Total Foreign Sovereign Obligations			25,778,730

Total Gabon (Cost $25,264,183)			25,778,730

Georgia - 1.0%

Foreign Corporate Obligations - 0.3%
Bank of Georgia JSC, 11.500%, Due 11/17/2028A	GEL	17,300,000	6,686,328

Foreign Sovereign Obligations - 0.7%
Georgia Treasury Bonds,
9.375%, Due 1/18/2028		5,000,000	1,944,800
8.250%, Due 8/28/2029		3,500,000	1,337,481
9.000%, Due 4/28/2032		7,100,000	2,758,218
8.000%, Due 7/13/2034		11,200,000	4,070,495
8.750%, Due 9/16/2036		7,200,000	2,687,062

Total Foreign Sovereign Obligations			12,798,056

Total Georgia (Cost $18,668,629)			19,484,384

Ghana - 3.8%

Credit-Linked Notes - 0.3%
Republic of Ghana (Issuer ICBC Standard Bank PLC), 8.950%, Due 2/13/2031B	GHS	81,820,000	5,859,601

Foreign Corporate Obligations - 0.2%
Tullow Holdco 2 Ltd., 15.000%, Due 11/15/2028, Cash (10.250%) or PIK (in-kind rate 3.000%)A		$2,996,651	3,060,480

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2026 (unaudited)

	Principal Amount		Fair Value

Ghana - 3.8% (continued)

Foreign Sovereign Obligations - 3.3%
Ghana Government International Bonds,
Due 1/3/2030A E	GHS	747,000	$654,982
5.000%, Due 7/3/2035A C		31,186,538	28,552,960
Republic of Ghana Government Bonds,
19.000%, Due 11/2/2026		47,576,000	3,995,294
19.250%, Due 1/18/2027		19,750,000	1,639,573
8.500%, Due 2/15/2028, Cash (5.000%) or PIK (in-kind rate 3.500%)		39,190,035	3,147,229
10.000%, Due 8/15/2028		4,000,000	324,417
8.650%, Due 2/13/2029, Cash (5.000%) or PIK (in-kind rate 3.650%)		11,500,000	905,827
8.800%, Due 2/12/2030, Cash (5.000%) or PIK (in-kind rate 3.800%)		28,000,000	2,011,484
8.950%, Due 2/11/2031, Cash (5.000%) or PIK (in-kind rate 3.950%)		169,764,072	11,942,217
9.100%, Due 2/10/2032, Cash (5.000%) or PIK (in-kind rate 4.100%)		53,200,000	3,610,305
9.250%, Due 2/8/2033, Cash (5.000%) or PIK (in-kind rate 4.250%)		47,800,000	3,256,312
9.400%, Due 2/7/2034, Cash (5.000%) or PIK (in-kind rate 4.400%)		11,100,000	687,698
9.700%, Due 2/5/2036, Cash (5.000%) or PIK (in-kind rate 4.700%)		29,700,000	1,793,153

Total Foreign Sovereign Obligations			62,521,451

Total Ghana (Cost $74,369,508)			71,441,532

Iraq - 0.2% (Cost $4,326,055)

Foreign Sovereign Obligations - 0.2%
Iraq International Bonds, 5.800%, Due 1/15/2028B		$4,406,063	4,368,407

Ivory Coast - 3.0%

Credit-Linked Notes - 0.1%
Republic of Cote d’Ivoire (Issuer Zambezi BV), 6.000%, Due 8/2/2026A	XOF	666,666,666	1,171,977

Foreign Sovereign Obligations - 2.9%
Ivory Coast Government International Bonds,
6.875%, Due 4/1/2028A		2,500,000,000	4,404,188
6.875%, Due 4/1/2028B		2,074,000,000	3,653,714
4.875%, Due 1/30/2032B	EUR	2,500,000	2,795,951
8.075%, Due 4/1/2036B		$1,198,000	1,278,049
8.250%, Due 1/30/2037B		9,277,000	9,981,872
6.875%, Due 10/17/2040B	EUR	10,701,000	12,381,497
6.750%, Due 2/25/2041A		$422,000	395,726
6.625%, Due 3/22/2048B	EUR	18,687,000	20,239,754

Total Foreign Sovereign Obligations			55,130,751

Total Ivory Coast (Cost $52,334,482)			56,302,728

Jamaica - 0.5%

Foreign Corporate Obligations - 0.2%
Digicel International Finance Ltd./Difl U.S. LLC, 8.625%, Due 8/1/2032A		$4,316,000	4,456,840

Foreign Sovereign Obligations - 0.3%
Jamaica Government International Bonds, 9.625%, Due 11/3/2030	JMD	719,500,000	4,735,949

Total Jamaica (Cost $9,090,879)			9,192,789

Kazakhstan - 4.0%

Foreign Sovereign Obligations - 4.0%
Development Bank of Kazakhstan JSC, 16.950%, Due 5/8/2029A	KZT	4,536,000,000	9,803,649

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2026 (unaudited)

	Principal Amount		Fair Value

Kazakhstan - 4.0% (continued)

Foreign Sovereign Obligations - 4.0% (continued)
Kazakhstan Government Bonds,
13.900%, Due 9/16/2026	KZT	1,080,000,000	$2,269,131
9.000%, Due 3/6/2027		1,160,000,000	2,344,873
10.400%, Due 5/19/2027		3,779,886,000	7,637,402
9.000%, Due 7/3/2027		2,574,580,000	5,110,763
5.490%, Due 9/18/2027		924,000,000	1,746,011
5.300%, Due 10/19/2027		850,000,000	1,587,914
6.500%, Due 10/24/2027		430,000,000	814,191
15.350%, Due 11/18/2027		3,298,452,000	6,896,555
10.400%, Due 4/12/2028		970,000,000	1,888,662
5.000%, Due 4/18/2028		4,841,728,000	8,662,112
10.470%, Due 10/27/2028		1,800,000,000	3,444,170
7.220%, Due 12/10/2028		854,000,000	1,508,934
15.300%, Due 3/3/2029		1,176,866,000	2,482,751
10.550%, Due 7/28/2029		2,300,000,000	4,352,179
17.010%, Due 8/7/2029		1,200,000,000	2,654,965
7.680%, Due 8/13/2029		2,697,248,000	4,695,714
12.000%, Due 3/7/2030		165,000,000	319,706
14.000%, Due 5/12/2031		384,441,000	764,689
15.180%, Due 2/5/2032		425,000,000	920,566
14.600%, Due 3/6/2032		281,000,000	579,386
5.500%, Due 4/24/2032		800,000,000	1,127,132
14.450%, Due 6/5/2033		360,000,000	772,315
10.120%, Due 2/17/2034		400,000,000	685,171
14.000%, Due 2/13/2035		450,000,000	934,884
Kazakhstan Treasury Bills, 17.092%, Due 5/8/2027E H		727,000,000	1,362,078

Total Foreign Sovereign Obligations			75,365,903

Total Kazakhstan (Cost $72,628,916)			75,365,903

Kenya - 3.3%

Foreign Sovereign Obligations - 3.3%
Republic of Kenya Government International Bonds,
9.750%, Due 2/16/2031B		$1,674,000	1,778,886
9.500%, Due 3/5/2036A		7,175,000	7,406,508
9.500%, Due 3/5/2036B		1,545,000	1,594,851
8.700%, Due 2/26/2039A		4,200,000	4,043,188
Republic of Kenya Infrastructure Bonds,
11.000%, Due 10/12/2026	KES	43,467,948	334,666
10.850%, Due 4/2/2029		12,250,000	91,675
17.933%, Due 5/6/2030		400,000,000	3,515,888
18.461%, Due 8/9/2032		2,345,800,000	22,266,441
12.500%, Due 1/10/2033		955,000,000	7,580,248
11.750%, Due 10/8/2035		112,000,000	863,686
13.938%, Due 10/27/2036		250,000,000	2,093,634
12.257%, Due 1/5/2037		152,000,000	1,171,087
14.399%, Due 2/20/2040		300,000,000	2,577,374
12.965%, Due 1/28/2041		870,000,000	6,882,382

Total Foreign Sovereign Obligations			62,200,514

Total Kenya (Cost $59,705,278)			62,200,514

Kyrgyzstan - 2.3%

Credit-Linked Notes - 1.0%
Republic of Kyrgyzstan (Issuer Aurora Australis BV),
7.000%, Due 3/8/2032A	KGS	190,000,000	1,640,149
7.000%, Due 3/19/2032A		55,000,000	474,214
Republic of Kyrgyzstan (Issuer Rufiji BV),
6.000%, Due 10/24/2030A		200,000,000	1,806,518
7.000%, Due 5/27/2033A		187,500,000	1,544,597

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2026 (unaudited)

	Principal Amount		Fair Value

Kyrgyzstan - 2.3% (continued)

Credit-Linked Notes - 1.0% (continued)
Republic of Kyrgyzstan (Issuer Tugela BV),
12.250%, Due 9/13/2027A	KGS	220,000,000	$2,587,421
12.000%, Due 2/7/2028A		95,000,000	1,106,215
6.000%, Due 9/13/2029A		305,000,000	3,003,265
7.000%, Due 9/20/2032A		600,000,000	5,072,384
Republic of Kyrgyzstan (Issuer Zambezi BV), 10.000%, Due 4/13/2028A		180,000,000	2,018,799

Total Credit-Linked Notes			19,253,562

Foreign Corporate Obligations - 0.2%
Eldik Bank OAO, 8.500%, Due 4/23/2031A		$2,978,000	2,966,255

Foreign Sovereign Obligations - 1.1%
Kyrgyz Republic International Bonds,
7.750%, Due 6/3/2030A		18,152,000	18,315,847
7.750%, Due 6/3/2030B		2,700,000	2,724,371

Total Foreign Sovereign Obligations			21,040,218

Total Kyrgyzstan (Cost $43,581,017)			43,260,035

Lao People’s Democratic Republic - 0.8%

Foreign Sovereign Obligations - 0.8%
Laos Government International Bonds,
11.250%, Due 11/12/2030B		945,000	1,024,144
11.250%, Due 11/12/2030A		12,558,000	13,609,732

Total Foreign Sovereign Obligations			14,633,876

Total Lao People’s Democratic Republic (Cost $13,533,721)			14,633,876

Lebanon - 1.3%

Foreign Sovereign Obligations - 1.3%
Lebanon Government International Bonds,
Due 11/29/2027B E I		711,000	193,545
Due 3/20/2028B E I		23,225,000	6,327,793
Due 11/3/2028B E I		284,000	77,456
Due 5/25/2029B E I		1,056,000	288,151
Due 3/23/2032B E I		1,483,000	407,511
Due 5/17/2033B E I		38,436,000	10,870,872
Due 5/17/2034B E I		19,037,000	5,419,721
Due 3/23/2037B E I		1,484,000	416,714

Total Foreign Sovereign Obligations			24,001,763

Total Lebanon (Cost $22,122,116)			24,001,763

Malawi - 0.4%

Credit-Linked Notes - 0.4%
CDH Investment Bank (Issuer Tugela BV),
13.500%, Due 1/4/2027A		1,500,000	1,512,699
Due 4/30/2027A E		200,000	184,600
Republic of Malawi (Issuer Tugela BV),
18.500%, Due 8/15/2026A		2,700,000	1,230,585
15.000%, Due 8/19/2026A		1,000,000	968,720
13.500%, Due 9/17/2026A		1,989,120	1,985,187
13.500%, Due 12/18/2026A		1,000,000	1,006,394
12.500%, Due 6/2/2027A		800,000	507,451
13.500%, Due 6/18/2027A		700,000	308,700
13.000%, Due 8/20/2027A		500,000	274,888
13.500%, Due 9/3/2027A		650,000	294,966

Total Credit-Linked Notes			8,274,190

Total Malawi (Cost $10,947,374)			8,274,190

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2026 (unaudited)

	Principal Amount		Fair Value

Mauritius - 0.1% (Cost $2,411,815)

Foreign Corporate Obligations - 0.1%
Axian Telecom Holding & Management PLC, 7.250%, Due 7/11/2030A		$2,422,000	$2,441,739

Mongolia - 1.2%

Credit-Linked Notes - 0.8%
Development Bank of Mongolia (Issuer Rufiji BV), Due 10/24/2031A D E	MNT	18,900,000,000	5,267,819
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027A		27,500,000,000	7,774,891
Republic of Mongolia (Issuer Aurora Australis BV), 3.650%, Due 11/25/2031A D		8,000,000,000	2,230,917

Total Credit-Linked Notes			15,273,627

Foreign Corporate Obligations - 0.4%
Golomt Bank, 7.950%, Due 5/14/2029A		$1,973,000	1,979,097
Tsetsens Mining & Energy LLC, 11.375%, Due 2/5/2031B		5,361,000	5,755,030

Total Foreign Corporate Obligations			7,734,127

Total Mongolia (Cost $23,256,133)			23,007,754

Morocco - 0.2%

Foreign Sovereign Obligations - 0.2%
Morocco Government International Bonds,
4.750%, Due 5/26/2034A	EUR	498,000	573,258
5.125%, Due 5/26/2038A		1,592,000	1,838,144
4.000%, Due 12/15/2050B		$1,942,000	1,331,736

Total Foreign Sovereign Obligations			3,743,138

Total Morocco (Cost $3,837,977)			3,743,138

Mozambique - 1.4%

Credit-Linked Notes - 0.9%
Republic of Mozambique (Issuer ICBC Standard Bank PLC),
17.000%, Due 5/11/2025J K	MZN	100,000,000	1,565,313
14.500%, Due 11/13/2025J K		40,000,000	626,125
14.500%, Due 2/11/2027D J K		46,752,000	726,751
19.000%, Due 5/12/2028A J K		51,000,000	746,709
18.000%, Due 1/15/2029A J K		130,000,000	2,155,472
13.250%, Due 4/26/2029J K		92,955,331	1,435,292
13.250%, Due 4/26/2029A J K		42,900,000	662,404
17.000%, Due 5/24/2029B J K		188,500,000	2,966,394
14.250%, Due 3/14/2030B J K		199,521,000	3,117,772
14.050%, Due 9/12/2030B J K		215,000,000	3,337,403

Total Credit-Linked Notes			17,339,635

Foreign Sovereign Obligations - 0.5%
Mozambique International Bonds,
9.000%, Due 9/15/2031B		$7,098,000	6,427,812
9.000%, Due 9/15/2031A		2,353,000	2,130,832

Total Foreign Sovereign Obligations			8,558,644

Total Mozambique (Cost $25,220,577)			25,898,279

Netherlands - 0.6%

Foreign Sovereign Obligations - 0.6%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV,
12.000%, Due 8/21/2026B		600,000	704,201
12.000%, Due 12/15/2026B		2,600,000	3,067,251
12.000%, Due 1/21/2027B		1,600,000	1,886,066
10.350%, Due 10/20/2027B	MNT	6,000,000,000	1,663,085
10.000%, Due 4/23/2029B		13,897,000,000	3,859,739

Total Foreign Sovereign Obligations			11,180,342

Total Netherlands (Cost $10,358,721)			11,180,342

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2026 (unaudited)

	Principal Amount		Fair Value

Nigeria - 5.4%

Credit-Linked Notes - 0.4%
Republic of Nigeria (Issuer ICBC Standard Bank PLC),
Due 8/6/2026A E	NGN	10,334,000,000	$7,494,330
Due 12/10/2026A E		1,477,000,000	999,446

Total Credit-Linked Notes			8,493,776

Foreign Corporate Obligations - 0.4%
Access Bank PLC, 6.125%, Due 9/21/2026A		$1,207,000	1,205,553
Dangote Fertiliser Ltd., 7.750%, Due 5/5/2031B		3,506,000	3,516,654
United Bank for Africa PLC, 6.750%, Due 11/19/2026A		1,984,000	1,977,841

Total Foreign Corporate Obligations			6,700,048

Foreign Sovereign Obligations - 4.6%
Nigeria Government Bonds,
16.288%, Due 3/17/2027	NGN	290,000,000	208,756
17.945%, Due 8/27/2030		5,308,000,000	3,931,301
18.500%, Due 2/21/2031		10,959,800,000	8,248,007
17.950%, Due 6/25/2032		19,150,253,000	14,217,530
19.890%, Due 5/15/2033		6,377,747,000	5,104,011
22.600%, Due 1/29/2035		3,067,520,000	2,745,641
16.250%, Due 4/18/2037		6,747,370,000	4,675,788
15.450%, Due 6/21/2038		1,349,775,000	905,230
Nigeria Government International Bonds, 8.250%, Due 9/28/2051B		$3,609,000	3,663,625
Nigeria OMO Bills,
20.296%, Due 8/11/2026E H	NGN	2,427,000,000	1,770,451
21.369%, Due 9/1/2026E H		6,866,000,000	4,947,941
21.375%, Due 9/15/2026E H		28,294,324,000	20,231,581
20.853%, Due 9/22/2026E H		3,403,900,000	2,424,667
21.363%, Due 10/27/2026E H		5,600,000,000	3,917,209
21.283%, Due 12/8/2026E H		5,200,000,000	3,563,030
18.477%, Due 1/12/2027E H		6,920,000,000	4,657,502

Total Foreign Sovereign Obligations			85,212,270

Total Nigeria (Cost $99,295,414)			100,406,094

Pakistan - 2.0%

Foreign Corporate Obligations - 0.2%
Veon Midco BV,
9.000%, Due 7/15/2029A		$1,532,000	1,596,725
7.450%, Due 6/1/2033A		2,113,000	2,094,725

Total Foreign Corporate Obligations			3,691,450

Foreign Sovereign Obligations - 1.8%
Pakistan Government International Bonds,
7.375%, Due 4/8/2031B		4,998,000	4,908,124
8.875%, Due 4/8/2051B		1,093,000	1,078,653
Pakistan Investment Bonds,
14.000%, Due 9/20/2029	PKR	1,691,700,000	6,448,295
11.000%, Due 7/17/2030		1,906,000,000	6,697,205
10.500%, Due 1/15/2031		1,390,300,000	4,776,235
12.250%, Due 5/19/2031		1,548,600,000	5,667,243
Pakistan Treasury Bills, 11.250%, Due 1/7/2027E H		1,300,000,000	4,450,731

Total Foreign Sovereign Obligations			34,026,486

Total Pakistan (Cost $37,822,898)			37,717,936

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2026 (unaudited)

	Principal Amount		Fair Value

Papua New Guinea - 0.5% (Cost $8,320,057)

Foreign Sovereign Obligations - 0.5%
Papua New Guinea Government International Bonds, 8.375%, Due 10/4/2028B		$8,326,000	$8,700,882

Paraguay - 2.4%

Credit-Linked Notes - 0.4%
Municipalidad de Asuncion (Issuer Tugela BV), 12.000%, Due 11/22/2032A	PYG	16,600,000,000	2,867,498
Republic of Paraguay (Issuer Tugela BV), 9.850%, Due 2/14/2031A		13,700,000,000	2,179,826
Republic of Paraguay (Issuer Zambezi BV), 11.500%, Due 6/22/2035A		13,500,000,000	2,281,079

Total Credit-Linked Notes			7,328,403

Foreign Sovereign Obligations - 2.0%
Paraguay Government International Bonds,
7.900%, Due 2/9/2031B		37,045,000,000	5,954,677
7.900%, Due 2/9/2031A		54,663,000,000	8,786,625
8.500%, Due 3/4/2035B		26,512,000,000	4,315,581
8.500%, Due 3/4/2035A		62,940,000,000	10,245,273
8.500%, Due 4/4/2038A		52,199,000,000	8,423,012
8.500%, Due 4/4/2038B		1,200,000,000	191,671

Total Foreign Sovereign Obligations			37,916,839

Total Paraguay (Cost $40,762,609)			45,245,242

Rwanda - 0.1% (Cost $2,541,586)

Foreign Sovereign Obligations - 0.1%
Rwanda International Government Bonds, 5.500%, Due 8/9/2031B		$2,790,000	2,680,985

Senegal - 1.1%

Foreign Sovereign Obligations - 1.1%
Senegal Government International Bonds,
4.750%, Due 3/13/2028B	EUR	1,910,000	1,256,521
7.750%, Due 6/10/2031B		$4,925,000	2,658,975
6.250%, Due 5/23/2033B		5,675,000	2,971,522
5.375%, Due 6/8/2037B	EUR	13,410,000	8,120,924
6.750%, Due 3/13/2048B		$11,730,000	5,987,891

Total Foreign Sovereign Obligations			20,995,833

Total Senegal (Cost $26,620,939)			20,995,833

Serbia - 0.2% (Cost $3,192,094)

Foreign Corporate Obligations - 0.2%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.125%, Due 5/18/2036A	EUR	2,691,000	3,146,159

South Africa - 0.1% (Cost $1,584,000)

Foreign Corporate Obligations - 0.1%
Liquid Telecommunications Financing PLC, 10.750%, Due 4/14/2031A		$1,584,000	1,651,176

Sri Lanka - 2.2%

Foreign Sovereign Obligations - 2.2%
Sri Lanka Government Bonds,
18.000%, Due 5/1/2027	LKR	550,000,000	1,727,682
10.750%, Due 3/15/2028		300,000,000	895,762
11.000%, Due 5/15/2030		1,195,000,000	3,516,470
11.000%, Due 10/15/2030		2,525,000,000	7,378,280
11.700%, Due 10/15/2034		1,352,000,000	3,909,817
Sri Lanka Government International Bonds,
4.000%, Due 4/15/2028A		$634,174	609,201
3.100%, Due 1/15/2030A C		917,288	930,402

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2026 (unaudited)

	Principal Amount		Fair Value

Sri Lanka - 2.2% (continued)

Foreign Sovereign Obligations - 2.2% (continued)
Sri Lanka Government International Bonds, (continued)
3.100%, Due 1/15/2030B C		$6,100,000	$6,187,210
3.600%, Due 6/15/2035B C		5,100,000	4,190,454
3.600%, Due 5/15/2036B C		1,334,367	1,335,248
3.600%, Due 2/15/2038B C		9,318,741	9,378,919
Sri Lanka Treasury Bills, 10.138%, Due 3/19/2027E H	LKR	363,000,000	1,017,396

Total Foreign Sovereign Obligations			41,076,841

Total Sri Lanka (Cost $41,031,354)			41,076,841

Supranational - 4.3%

Foreign Sovereign Obligations - 4.3%
Asian Development Bank,
8.400%, Due 4/15/2028	GEL	4,000,000	1,537,038
10.300%, Due 8/5/2028	MNT	1,250,000,000	348,974
10.300%, Due 9/4/2028		18,050,000,000	4,963,914
12.000%, Due 12/16/2028	UZS	22,723,400,000	1,882,936
10.000%, Due 4/12/2030	MNT	6,217,293,005	1,720,098
10.000%, Due 12/24/2030		12,275,790,000	3,409,466
Central American Bank for Economic Integration, 8.750%, Due 6/17/2033	JMD	292,000,000	1,814,909
Corp. Andina de Fomento, 10.200%, Due 5/7/2029A	MNT	48,902,000,000	13,509,647
European Bank for Reconstruction & Development,
20.000%, Due 8/20/2026		$4,300,000	4,016,454
11.500%, Due 9/25/2026B		700,000	713,115
10.500%, Due 1/20/2027		1,800,000	1,688,078
11.850%, Due 2/18/2027B		1,000,000	1,175,229
26.500%, Due 7/8/2027	ARS	1,675,000,000	1,092,872
Due 9/2/2027E		1,800,000,000	927,533
11.250%, Due 9/10/2027B		$1,500,000	1,518,220
27.000%, Due 9/26/2027	ARS	2,300,000,000	1,530,604
11.150%, Due 12/16/2027		$3,300,000	3,288,157
11.200%, Due 6/22/2028B		1,700,000	1,688,049
9.750%, Due 5/26/2030		3,000,000	3,000,639
International Bank for Reconstruction & Development,
8.700%, Due 7/28/2027	GEL	8,200,000	3,170,748
14.500%, Due 4/25/2028	KZT	725,000,000	1,507,455
12.750%, Due 9/13/2028		241,000,000	483,987
International Finance Corp.,
6.000%, Due 1/15/2027	AZN	671,160	391,843
15.000%, Due 2/5/2027	UZS	3,100,000,000	265,476
9.950%, Due 6/18/2027	MNT	2,900,000,000	807,268
7.800%, Due 9/8/2027B	AZN	7,500,000	4,425,049
10.000%, Due 10/15/2027	UZS	17,700,000,000	1,481,328
9.200%, Due 11/29/2027	MNT	4,300,000,000	1,184,234
9.950%, Due 12/15/2027B		7,000,000,000	1,944,173
8.850%, Due 6/19/2028B	DOP	190,000,000	3,265,250
17.500%, Due 7/19/2028	UZS	18,000,000,000	1,668,383
8.900%, Due 10/20/2028	DOP	120,000,000	2,087,017
7.550%, Due 12/15/2028	AZN	1,285,000	756,495
9.450%, Due 2/15/2029		$2,000,000	2,013,889
10.000%, Due 4/15/2029	MNT	732,600,000	204,480
9.750%, Due 5/7/2029		3,500,000,000	970,504
9.750%, Due 7/24/2029		3,600,000,000	999,860
7.600%, Due 6/15/2031	TZS	5,220,000,000	1,951,482

Total Foreign Sovereign Obligations			79,404,853

Total Supranational (Cost $79,356,441)			79,404,853

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2026 (unaudited)

	Principal Amount		Fair Value

Suriname - 0.9%

Foreign Sovereign Obligations - 0.9%
Suriname Government International Bonds,
7.700%, Due 11/6/2030A		$5,765,000	$5,909,125
8.500%, Due 11/6/2035A		8,511,000	9,128,048
8.500%, Due 11/6/2035B		700,000	750,750

Total Foreign Sovereign Obligations			15,787,923

Total Suriname (Cost $15,532,568)			15,787,923

Tajikistan - 0.1% (Cost $2,217,659)

Foreign Sovereign Obligations - 0.1%
Republic of Tajikistan International Bonds, 7.125%, Due 9/14/2027B		2,253,500	2,260,995

Tanzania - 0.4% (Cost $6,519,246)

Credit-Linked Notes - 0.4%
United Republic of Tanzania (Issuer Plover S.A.R.L.), 8.843%, Due 1/20/2032, (6 mo. USD Term SOFR + 5.200%)A G		6,500,000	6,529,731

Togo - 0.4%

Foreign Corporate Obligations - 0.4%
Ecobank Transnational, Inc.,
10.125%, Due 10/15/2029A		2,535,000	2,799,006
8.875%, Due 8/19/2036, (5 yr. CMT + 4.979%)A G		4,243,000	4,383,607

Total Foreign Corporate Obligations			7,182,613

Total Togo (Cost $6,863,567)			7,182,613

Trinidad and Tobago - 0.2% (Cost $3,890,134)

Foreign Corporate Obligations - 0.2%
Port of Spain Waterfront Development, 7.875%, Due 2/19/2040B		3,871,467	3,997,289

Uganda - 3.8%

Foreign Sovereign Obligations - 3.8%
Republic of Uganda Government Bonds,
16.000%, Due 5/6/2027	UGX	2,500,000,000	691,135
14.250%, Due 8/23/2029		14,862,200,000	4,128,644
17.000%, Due 4/3/2031		3,460,000,000	1,023,805
16.375%, Due 3/4/2032		3,836,900,000	1,116,152
15.000%, Due 5/20/2032		16,259,600,000	4,471,030
14.375%, Due 2/3/2033		15,084,000,000	4,012,103
14.250%, Due 6/22/2034		53,984,000,000	13,889,551
16.250%, Due 11/8/2035		45,925,800,000	12,808,413
15.800%, Due 6/23/2039		61,017,400,000	16,340,024
15.000%, Due 6/18/2043		48,908,400,000	12,400,418

Total Foreign Sovereign Obligations			70,881,275

Total Uganda (Cost $70,374,701)			70,881,275

Ukraine - 1.3%

Foreign Corporate Obligations - 0.1%
MHP Lux SA, 10.500%, Due 7/28/2029A		$1,771,000	1,841,811

Foreign Sovereign Obligations - 1.2%
Ukraine Government International Bonds,
4.500%, Due 2/1/2029B C		1,110,000	944,665
4.000%, Due 2/1/2032B C		2,045,000	1,694,772
3.000%, Due 2/1/2034B C		767,563	435,089
3.000%, Due 2/1/2035B C		8,469,845	5,048,933
4.500%, Due 2/1/2035B C		20,991,866	14,429,166
3.000%, Due 2/1/2036B C		520,000	310,691
4.500%, Due 2/1/2036B C		535,395	363,656

Total Foreign Sovereign Obligations			23,226,972

Total Ukraine (Cost $23,006,128)			25,068,783

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2026 (unaudited)

	Principal Amount		Fair Value

United States - 5.4%

Corporate Obligations - 5.4%
Citigroup Global Markets Holdings, Inc.,
9.250%, Due 10/27/2026A	DOP	77,000,000	$1,312,808
Due 10/29/2026A E	EGP	64,000,000	1,180,565
17.500%, Due 12/4/2026A	LKR	380,000,000	1,130,973
Due 12/8/2026A E	NGN	8,605,837,634	5,859,083
Due 12/10/2026A E	EGP	153,000,000	2,739,463
Due 1/14/2027A	NGN	13,986,000,000	9,377,481
11.000%, Due 9/25/2027A	DOP	200,000,000	3,447,734
10.000%, Due 5/14/2028A	MNT	5,370,000,000	1,492,418
8.100%, Due 6/29/2028A	GEL	5,500,000	2,078,198
9.350%, Due 7/31/2028A		6,500,000	2,511,025
18.448%, Due 11/7/2028A	EGP	142,189,406	2,698,830
12.400%, Due 5/17/2029A	BDT	137,313,000	1,177,972
22.000%, Due 6/11/2029A	ZMW	50,900,000	3,202,308
20.740%, Due 11/27/2029		65,000,000	4,059,059
16.743%, Due 10/16/2030A	EGP	141,376,011	2,720,209
13.000%, Due 1/28/2031	ZMW	74,784,009	3,799,288
18.500%, Due 2/25/2031A	NGN	5,219,438,057	3,968,947
12.500%, Due 3/31/2033A	GHS	99,972,000	7,907,584
13.000%, Due 8/23/2033A	ZMW	53,000,000	2,567,595
9.400%, Due 2/9/2034A	GHS	72,000,000	4,826,372
JPMorgan Chase Bank NA,
Due 8/27/2026A E	EGP	295,000,000	5,639,604
16.250%, Due 10/23/2026A	UZS	13,500,000,000	1,135,021
Due 3/4/2027A E	EGP	110,000,000	1,856,086
18.350%, Due 7/23/2027A	UZS	7,600,000,000	676,869
24.300%, Due 8/18/2027A	EGP	106,000,000	2,060,876
25.318%, Due 8/18/2027A		131,125,000	2,549,362
22.576%, Due 1/11/2028A		80,500,000	1,543,412
22.576%, Due 1/11/2028, Series EMNTA		80,000,000	1,533,826
21.954%, Due 3/7/2028A		80,000,000	1,519,030
8.750%, Due 3/17/2028A	AZN	2,900,000	1,732,179
21.492%, Due 12/6/2028A	EGP	178,650,000	3,332,139
21.182%, Due 1/9/2029, Series EMNTA		90,000,000	1,683,803
10.300%, Due 3/6/2029A	MNT	7,000,000,000	1,923,266
6.800%, Due 7/20/2029A	AZN	3,300,000	1,941,176
19.480%, Due 1/9/2031A	EGP	87,000,000	1,650,819
Morgan Stanley Finance LLC, 12.150%, Due 12/15/2026A	TZS	4,550,000,000	1,701,096

Total Corporate Obligations			100,536,476

Total United States (Cost $101,519,578)			100,536,476

Uruguay - 1.5%

Foreign Sovereign Obligations - 1.5%
Uruguay Government International Bonds,
8.250%, Due 5/21/2031	UYU	169,140,000	4,373,995
9.750%, Due 7/20/2033		153,700,000	4,217,147
8.000%, Due 10/29/2035		165,382,457	4,204,000
3.875%, Due 7/2/2040F		409,169,833	11,236,200
3.400%, Due 5/16/2045F		128,661,318	3,374,902

Total Foreign Sovereign Obligations			27,406,244

Total Uruguay (Cost $25,703,065)			27,406,244

Uzbekistan - 2.8%

Credit-Linked Notes - 0.3%
Republic of Uzbekistan (Issuer ICBC Standard Bank PLC),
15.000%, Due 10/3/2028A	UZS	38,000,000,000	3,451,392
16.000%, Due 1/23/2029A		13,125,000,000	1,172,761

Total Credit-Linked Notes			4,624,153

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2026 (unaudited)

	Principal Amount		Fair Value

Uzbekistan - 2.8% (continued)

Foreign Sovereign Obligations - 2.5%
Republic of Uzbekistan International Bonds,
16.250%, Due 10/12/2026A	UZS	62,860,000,000	$5,320,945
16.250%, Due 10/12/2026B		139,420,000,000	11,801,562
16.625%, Due 5/29/2027A		53,850,000,000	4,719,322
15.500%, Due 2/25/2028A		111,860,000,000	9,943,372
15.500%, Due 2/25/2028B		49,330,000,000	4,385,004
12.250%, Due 4/13/2029A		122,300,000,000	10,482,772

Total Foreign Sovereign Obligations			46,652,977

Total Uzbekistan (Cost $47,552,876)			51,277,130

Venezuela - 1.4%

Foreign Corporate Obligations - 0.6%
Petroleos de Venezuela SA,
Due 2/17/2022B E I		$10,026,000	4,962,870
Due 10/28/2022B E I		16,567,368	5,964,252

Total Foreign Corporate Obligations			10,927,122

Foreign Sovereign Obligations - 0.8%
Venezuela Government International Bonds,
Due 10/21/2026B E I		9,424,100	5,136,135
Due 5/7/2028B E I		9,650,000	4,680,250
Due 8/5/2031B E I		8,054,300	4,385,566

Total Foreign Sovereign Obligations			14,201,951

Total Venezuela (Cost $22,562,087)			25,129,073

Zambia - 3.0%

Credit-Linked Notes - 0.6%
Republic of Zambia (Issuer ICBC Standard Bank PLC),
13.000%, Due 1/29/2031B	ZMW	30,600,000	1,515,883
13.000%, Due 8/23/2033A		94,500,000	4,437,827
17.190%, Due 1/29/2036A		82,340,000	4,531,653

Total Credit-Linked Notes			10,485,363

Foreign Sovereign Obligations - 2.4%
Zambia Government Bonds,
10.000%, Due 8/21/2026		20,700,000	1,101,098
13.000%, Due 12/18/2027		24,795,000	1,318,682
20.000%, Due 12/23/2027		8,000,000	461,919
12.000%, Due 5/31/2028		42,800,000	2,206,997
16.000%, Due 11/24/2028		8,000,000	438,675
13.000%, Due 12/17/2028		30,000,000	1,553,487
15.790%, Due 1/26/2029		15,000,000	820,445
13.000%, Due 7/27/2030		8,000,000	402,722
18.000%, Due 8/18/2030		20,000,000	1,164,180
18.000%, Due 9/29/2030		12,230,000	711,696
13.000%, Due 1/25/2031		147,332,000	7,340,470
16.100%, Due 1/26/2031		165,000,000	9,084,190
18.490%, Due 6/23/2032		37,000,000	2,109,909
18.490%, Due 8/18/2032		30,000,000	1,715,513
18.500%, Due 9/29/2032		51,000,000	2,913,714
16.950%, Due 12/22/2032		9,000,000	500,030
13.000%, Due 6/26/2033		9,000,000	424,065
22.490%, Due 2/17/2035		10,000,000	620,490
21.480%, Due 3/17/2035		26,000,000	1,613,496
14.000%, Due 6/1/2035		15,077,000	719,266
16.600%, Due 2/16/2036		500,000	26,813
Zambia Government International Bonds, 5.750%, Due 6/30/2033B C		$8,448,169	8,261,820

Total Foreign Sovereign Obligations			45,509,677

Total Zambia (Cost $47,168,698)			55,995,040

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2026 (unaudited)

	Principal Amount	Fair Value

SHORT-TERM INVESTMENTS - 7.8% (Cost $145,378,288)

Investment Companies - 7.8%
American Beacon U.S. Government Money Market Select Fund, 3.58%L M	$145,378,288	$145,378,288

TOTAL INVESTMENTS - 98.1% (Cost $1,783,053,582)		1,828,252,913
OTHER ASSETS, NET OF LIABILITIES - 1.9%		34,502,776

TOTAL NET ASSETS - 100.0%		$1,862,755,689

Percentages are stated as a percent of net assets.

A Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $509,018,534 or 27.3% of net assets. The Fund has no right to demand registration of these securities.

B Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at July 31, 2026. The maturity date disclosed represents the final maturity date.

D Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

E Zero coupon bond.

F Inflation-Indexed Note.

G Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2026.

H Coupon represents a weighted average yield to maturity.

I Default Security. At period end, the amount of securities in default was $49,130,836 or 2.7% of net assets.

J Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s fair market value. At period end, the value of these securities amounted to $17,339,635 or 0.9% of net assets.

K Value was determined using significant unobservable inputs.

L 7-day yield.

M The Fund is affiliated by having the same investment advisor.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

JSC - Joint Stock Company.

LLC - Limited Liability Company.

OMO - Open Market Operation.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

T-bills - Treasury bills.

USD - United States Dollar.

Forward Foreign Currency Contracts Open on July 31, 2026:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	106,572	UYU	108,168	9/16/2026	CBK	$–	$(1,596)	$(1,596)
USD	146,723	EUR	148,388	9/16/2026	CBK	–	(1,665)	(1,665)
USD	448,376	UYU	457,864	9/16/2026	CBK	–	(9,488)	(9,488)
USD	513,662	EGP	519,609	9/16/2026	CBK	–	(5,947)	(5,947)
GEL	208,507	USD	207,782	9/16/2026	CBK	725	–	725
USD	290,228	UYU	293,281	9/16/2026	CBK	–	(3,053)	(3,053)
USD	290,228	UYU	293,281	9/16/2026	CBK	–	(3,053)	(3,053)
USD	1,224,661	KZT	1,300,521	9/16/2026	CBK	–	(75,860)	(75,860)
UYU	186,334	USD	187,377	9/16/2026	CBK	–	(1,043)	(1,043)
KES	228,599	USD	228,235	9/16/2026	CBK	364	–	364

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2026 (unaudited)

Forward Foreign Currency Contracts Open on July 31, 2026 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KES	228,599	USD	228,588	9/16/2026	CBK	$11	$–	$11
KES	457,199	USD	455,769	9/16/2026	CBK	1,430	–	1,430
TZS	169,607	USD	168,919	9/16/2026	CBK	688	–	688
UZS	272,341	USD	270,070	9/16/2026	CBK	2,271	–	2,271
GHS	217,767	USD	219,391	12/16/2026	CBK	–	(1,624)	(1,624)
KES	226,588	USD	226,145	12/16/2026	CBK	443	–	443
KES	226,588	USD	226,664	12/16/2026	CBK	–	(76)	(76)
KES	453,177	USD	449,341	12/16/2026	CBK	3,836	–	3,836
TZS	80,222	USD	80,075	12/16/2026	CBK	147	–	147
TZS	178,708	USD	178,794	12/16/2026	CBK	–	(86)	(86)
TZS	223,874	USD	224,022	12/16/2026	CBK	–	(148)	(148)
UZS	134,162	USD	133,395	12/16/2026	CBK	767	–	767
TZS	33,692	USD	33,915	1/20/2027	CBK	–	(223)	(223)
USD	69,061	EGP	67,104	3/17/2027	CBK	1,957	–	1,957
USD	139,147	EGP	134,209	3/17/2027	CBK	4,938	–	4,938
EGP	126,746	USD	117,853	3/17/2027	CBK	8,893	–	8,893
EGP	126,746	USD	117,853	3/17/2027	CBK	8,893	–	8,893
EGP	253,517	USD	236,517	3/17/2027	CBK	17,000	–	17,000
EGP	506,958	USD	471,389	3/17/2027	CBK	35,569	–	35,569
GHS	214,308	USD	214,767	6/16/2027	CBK	–	(459)	(459)
TZS	78,522	USD	78,467	6/16/2027	CBK	55	–	55
TZS	174,922	USD	176,426	6/16/2027	CBK	–	(1,504)	(1,504)
TZS	233,740	USD	234,261	6/16/2027	CBK	–	(521)	(521)
UZS	131,020	USD	130,959	6/16/2027	CBK	61	–	61
EUR	7,243,586	USD	7,182,201	10/14/2026	DUB	61,385	–	61,385
USD	21,842,690	EUR	22,056,799	10/14/2026	DUB	–	(214,109)	(214,109)
USD	72,092	EUR	72,839	9/16/2026	HUB	–	(747)	(747)
USD	142,315	EUR	143,331	9/16/2026	HUB	–	(1,016)	(1,016)
USD	149,491	EUR	150,278	9/16/2026	HUB	–	(787)	(787)
USD	289,038	EUR	287,073	9/16/2026	HUB	1,965	–	1,965
USD	465,591	EUR	464,235	9/16/2026	HUB	1,356	–	1,356
USD	583,787	EUR	590,088	9/16/2026	HUB	–	(6,301)	(6,301)
USD	1,059,454	EUR	1,072,413	9/16/2026	HUB	–	(12,959)	(12,959)
USD	1,095,384	EUR	1,110,018	9/16/2026	HUB	–	(14,634)	(14,634)
USD	1,095,894	EUR	1,104,846	9/16/2026	HUB	–	(8,952)	(8,952)
USD	3,089,410	EUR	3,076,202	9/16/2026	HUB	13,208	–	13,208
USD	128,788	KES	130,025	12/16/2026	HUB	–	(1,237)	(1,237)
EGP	98,419	USD	94,501	3/17/2027	HUB	3,918	–	3,918
USD	26	UGX	26	10/14/2026	JPM	–	–	–
USD	2,862,129	EUR	2,885,387	8/26/2026	SCB	–	(23,258)	(23,258)
GHS	934,647	USD	996,380	9/14/2026	SCB	–	(61,733)	(61,733)
EUR	44,083	USD	44,309	9/16/2026	SCB	–	(226)	(226)
USD	130,568	KES	131,179	9/16/2026	SCB	–	(611)	(611)
USD	141,114	KES	142,754	9/16/2026	SCB	–	(1,640)	(1,640)
USD	218,124	EUR	220,039	9/16/2026	SCB	–	(1,915)	(1,915)
USD	305,147	KES	320,232	9/16/2026	SCB	–	(15,085)	(15,085)
USD	314,513	KES	320,232	9/16/2026	SCB	–	(5,719)	(5,719)
USD	513,662	EGP	519,609	9/16/2026	SCB	–	(5,947)	(5,947)
USD	641,827	KZT	644,718	9/16/2026	SCB	–	(2,891)	(2,891)
USD	646,007	KZT	644,760	9/16/2026	SCB	1,247	–	1,247
USD	1,279,477	KZT	1,289,623	9/16/2026	SCB	–	(10,146)	(10,146)
KZT	114,172	USD	112,995	9/16/2026	SCB	1,177	–	1,177
KZT	207,585	USD	199,302	9/16/2026	SCB	8,283	–	8,283
KZT	231,457	USD	218,824	9/16/2026	SCB	12,633	–	12,633
TZS	366,200	USD	364,578	9/16/2026	SCB	1,622	–	1,622
UZS	334,257	USD	327,160	9/16/2026	SCB	7,097	–	7,097
UZS	779,742	USD	750,379	9/16/2026	SCB	29,363	–	29,363
GHS	89,303	USD	89,831	11/30/2026	SCB	–	(528)	(528)
USD	138,889	KES	141,498	12/16/2026	SCB	–	(2,609)	(2,609)
USD	603,636	KES	634,829	12/16/2026	SCB	–	(31,193)	(31,193)

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2026 (unaudited)

Forward Foreign Currency Contracts Open on July 31, 2026 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
UZS	966,946	USD	972,839	12/16/2026	SCB	$–	$(5,893)	$(5,893)
USD	69,767	EGP	67,104	3/17/2027	SCB	2,663	–	2,663
GEL	200,356	USD	201,117	3/17/2027	SCB	–	(761)	(761)
EGP	286,311	USD	290,909	3/17/2027	SCB	–	(4,598)	(4,598)
EGP	481,360	USD	464,193	3/17/2027	SCB	17,167	–	17,167
UZS	132,333	USD	132,258	3/17/2027	SCB	75	–	75
UZS	645,527	USD	642,570	3/17/2027	SCB	2,957	–	2,957
GHS	611,719	USD	621,848	6/16/2027	SCB	–	(10,129)	(10,129)
UZS	1,030,583	USD	1,023,809	6/16/2027	SCB	6,774	–	6,774
USD	38,927,430	EUR	39,241,261	8/26/2026	SSB	–	(313,831)	(313,831)

						$260,938	$(865,801)	$(604,863)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
CBK	Citibank NA
DUB	Deutsche Bank
HUB	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
AMD	Armenian Dram
ARS	Argentina Peso
AZN	Azerbaijan Manat
BDT	Bangladeshi Taka
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GEL	Georgian Lari
GHS	Ghanaian Cedi
JMD	Jamaican Dollar
KES	Kenyan Shilling
KGS	Kyrgyzstani Som
KZT	Kazakhstani Tenge
LKR	Sri Lankan Rupee
MNT	Mongolia Tugrug
MZN	Mozambique Metical
NGN	Nigerian Naira
PKR	Pakistani Rupee
PYG	Paraguayan Guarani
TZS	Tanzanian Shilling
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguan Peso
UZS	Uzbekistani Som
XOF	West African Communaute Financiere Africaine Franc
ZMW	Zambian Kwacha

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2026 (unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2026, the investments were classified as described below:

Developing World Income Fund	Level 1	Level 2	Level 3	Total
Assets
Credit-Linked Notes
Azerbaijan	$–	$2,930,926	$–	$2,930,926
Congo	–	1,298,523	–	1,298,523
Ghana	–	5,859,601	–	5,859,601
Ivory Coast	–	1,171,977	–	1,171,977
Kyrgyzstan	–	19,253,562	–	19,253,562
Malawi	–	8,274,190	–	8,274,190
Mongolia	–	15,273,627	–	15,273,627
Mozambique	–	–	17,339,635	17,339,635
Nigeria	–	8,493,776	–	8,493,776
Paraguay	–	7,328,403	–	7,328,403
Tanzania	–	6,529,731	–	6,529,731
Uzbekistan	–	4,624,153	–	4,624,153
Zambia	–	10,485,363	–	10,485,363
Foreign Corporate Obligations
Angola	–	9,856,902	–	9,856,902
Argentina	–	8,771,235	–	8,771,235
Dominican Republic	–	4,321,624	–	4,321,624
Georgia	–	6,686,328	–	6,686,328
Ghana	–	3,060,480	–	3,060,480
Jamaica	–	4,456,840	–	4,456,840
Kyrgyzstan	–	2,966,255	–	2,966,255
Mauritius	–	2,441,739	–	2,441,739
Mongolia	–	7,734,127	–	7,734,127
Nigeria	–	6,700,048	–	6,700,048
Pakistan	–	3,691,450	–	3,691,450
Serbia	–	3,146,159	–	3,146,159
South Africa	–	1,651,176	–	1,651,176
Togo	–	7,182,613	–	7,182,613
Trinidad and Tobago	–	3,997,289	–	3,997,289
Ukraine	–	1,841,811	–	1,841,811
Venezuela	–	10,927,122	–	10,927,122
Foreign Sovereign Obligations
Angola	–	73,364,169	–	73,364,169
Argentina	–	77,799,815	–	77,799,815
Armenia	–	15,441,761	–	15,441,761
Bahamas	–	2,516,031	–	2,516,031
Bahrain	–	1,266,897	–	1,266,897
Benin	–	24,168,774	–	24,168,774
Bolivia	–	8,327,813	–	8,327,813
Bosnia and Herzegovina	–	1,513,764	–	1,513,764
Cameroon	–	29,290,211	–	29,290,211
Congo	–	34,536,117	–	34,536,117
Costa Rica	–	3,680,124	–	3,680,124
Dominican Republic	–	15,324,385	–	15,324,385
Ecuador	–	54,363,036	–	54,363,036
Egypt	–	76,634,852	–	76,634,852
El Salvador	–	23,812,990	–	23,812,990
Gabon	–	25,778,730	–	25,778,730
Georgia	–	12,798,056	–	12,798,056
Ghana	–	62,521,451	–	62,521,451
Iraq	–	4,368,407	–	4,368,407
Ivory Coast	–	55,130,751	–	55,130,751
Jamaica	–	4,735,949	–	4,735,949
Kazakhstan	–	75,365,903	–	75,365,903
Kenya	–	62,200,514	–	62,200,514

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2026 (unaudited)

Developing World Income Fund	Level 1	Level 2	Level 3	Total
Foreign Sovereign Obligations (continued)
Kyrgyzstan	$–	$21,040,218	$–	$21,040,218
Lao People’s Democratic Republic	–	14,633,876	–	14,633,876
Lebanon	–	24,001,763	–	24,001,763
Morocco	–	3,743,138	–	3,743,138
Mozambique	–	8,558,644	–	8,558,644
Netherlands	–	11,180,342	–	11,180,342
Nigeria	–	85,212,270	–	85,212,270
Pakistan	–	34,026,486	–	34,026,486
Papua New Guinea	–	8,700,882	–	8,700,882
Paraguay	–	37,916,839	–	37,916,839
Rwanda	–	2,680,985	–	2,680,985
Senegal	–	20,995,833	–	20,995,833
Sri Lanka	–	41,076,841	–	41,076,841
Supranational	–	79,404,853	–	79,404,853
Suriname	–	15,787,923	–	15,787,923
Tajikistan	–	2,260,995	–	2,260,995
Uganda	–	70,881,275	–	70,881,275
Ukraine	–	23,226,972	–	23,226,972
Uruguay	–	27,406,244	–	27,406,244
Uzbekistan	–	46,652,977	–	46,652,977
Venezuela	–	14,201,951	–	14,201,951
Zambia	–	45,509,677	–	45,509,677
Corporate Obligations
United States	–	100,536,476	–	100,536,476
Short-Term Investments	145,378,288	–	–	145,378,288

Total Investments in Securities - Assets	$145,378,288	$1,665,534,990	$17,339,635	$1,828,252,913

Financial Derivative Instruments - Assets	–	–	–	–
Forward Foreign Currency Contracts	$–	$260,938	$–	$260,938

Total Financial Derivative Instruments - Assets	$–	$260,938	$–	$260,938

Financial Derivative Instruments - Liabilities	–	–	–	–
Forward Foreign Currency Contracts	$–	$(865,801)	$–	$(865,801)

Total Financial Derivative Instruments - Liabilities	$–	$(865,801)	$–	$(865,801)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2026, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2026	Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 7/31/2026	Unrealized Appreciation (Depreciation) at Period End*
Credit-Linked Notes	$15,198,411	$2,126,395	$–	$16,706	$–	$(1,877)	$–	$–	$17,339,635	$645,071

	$15,198,411	$2,126,395	$–	$16,706	$–	$(1,877)	$–	$–	$17,339,635	$645,071

*

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

For the period ended July 31, 2026, ten credit-linked notes were fair valued at $17,339,635 by the Fair Value Committee, and have been classified as Level 3 due to the lack of pricing. The Level 3 investments fair value is based on unobservable inputs that are not developed by the Manager such as investments for which fair value is determined by recent pricing obtained from brokers.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2026 (unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 28.5%

Basic Materials - 0.7%

Chemicals - 0.4%
Axalta Coating Systems Dutch Holding B BV, 7.250%, Due 2/15/2031A	$7,000	$7,240
CVR Partners LP/CVR Nitrogen Finance Corp., 6.125%, Due 6/15/2028A	6,000	5,993
Perimeter Holdings LLC, 6.250%, Due 1/15/2034A	6,000	5,890
PPG Industries, Inc., 4.375%, Due 3/15/2031	5,000	4,875
Solstice Advanced Materials, Inc., 5.625%, Due 9/30/2033A	7,000	6,845

		30,843

Iron & Steel - 0.1%
Carpenter Technology Corp., 5.625%, Due 3/1/2034A	5,000	4,929

Mining - 0.2%
Arcosa, Inc., 6.875%, Due 8/15/2032A	17,000	17,529

Total Basic Materials		53,301

Communications - 2.2%

Advertising - 0.1%
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.000%, Due 6/15/2034A	5,000	4,938

Internet - 0.3%
Alphabet, Inc., 5.450%, Due 11/15/2055	10,000	8,888
Amazon.com, Inc., 5.800%, Due 3/13/2056	5,000	4,598
Meta Platforms, Inc., 5.500%, Due 11/15/2045	15,000	12,975

		26,461

Media - 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.250%, Due 2/1/2031A	21,000	18,588
4.500%, Due 5/1/2032	2,000	1,725
4.250%, Due 1/15/2034A	3,000	2,449
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, Due 6/1/2034	15,000	14,832
Discovery Global Holdings, Inc., 4.279%, Due 3/15/2032	8,000	7,109
Gray Media, Inc.,
10.500%, Due 7/15/2029A	5,000	5,273
9.625%, Due 7/15/2032A	3,000	3,032
Sirius XM Radio LLC,
4.000%, Due 7/15/2028A	8,000	7,781
3.875%, Due 9/1/2031A	10,000	9,024
Space Exploration Technologies Corp., 5.350%, Due 7/15/2031A	10,000	9,733

		79,546

Telecommunications - 0.8%
APLD ComputeCo 2 LLC, 6.750%, Due 3/15/2031A	3,000	2,932
AT&T, Inc.,
4.900%, Due 11/1/2035	10,000	9,423
3.650%, Due 6/1/2051	20,000	12,670
Black Pearl Compute LLC, 6.125%, Due 2/15/2031A	2,000	1,997
Cipher Compute LLC, 7.125%, Due 11/15/2030A	2,000	2,040
Flash Compute LLC, 7.250%, Due 12/31/2030A	2,000	2,020
Meridian Arc Holdco LLC, 6.250%, Due 4/30/2031A	4,000	3,843
PR RNO Property Owner 1 LLC, 6.500%, Due 5/1/2031A	4,000	3,766
SE Cosmos LLC, 8.875%, Due 5/1/2031A	2,000	1,973
Stingray Compute LLC, 6.000%, Due 6/15/2031A	3,000	2,927
SV RNO Property Owner 1 LLC, 5.875%, Due 3/1/2031A	3,000	2,786
T-Mobile USA, Inc., 5.200%, Due 1/15/2033	10,000	9,918

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2026 (unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 28.5% (continued)

Communications - 2.2% (continued)

Telecommunications - 0.8% (continued)
Verizon Communications, Inc., 2.355%, Due 3/15/2032	$10,000	$8,658
WULF Compute LLC, 7.750%, Due 10/15/2030A	3,000	3,117

		68,070

Total Communications		179,015

Consumer, Cyclical - 2.1%

Airlines - 0.5%
American Airlines Pass-Through Trust, 3.350%, Due 4/15/2031, AA, AA	8,505	8,158
AS Mileage Plan IP Ltd., 5.021%, Due 10/20/2029A	10,000	9,854
JetBlue Pass-Through Trust, 4.000%, Due 5/15/2034, 1A, A	19,203	17,906

		35,918

Auto Manufacturers - 0.0%
Allison Transmission, Inc., 5.875%, Due 12/1/2033A	3,000	2,956

Auto Parts & Equipment - 0.0%
Clarios Global LP/Clarios U.S. Finance Co., 6.750%, Due 9/15/2032A	4,000	4,030

Distribution/Wholesale - 0.2%
Core & Main LP, 6.000%, Due 7/1/2034A	6,000	5,967
Resideo Funding II LLC, 6.500%, Due 7/15/2032A	10,000	10,003

		15,970

Entertainment - 0.2%
Light & Wonder International, Inc., 6.250%, Due 10/1/2033A	8,000	7,860
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, Due 11/1/2027A	6,000	5,965

		13,825

Home Furnishings - 0.1%
Somnigroup International, Inc., 3.875%, Due 10/15/2031A	6,000	5,469

Leisure Time - 0.3%
Royal Caribbean Cruises Ltd., 6.000%, Due 2/1/2033A	4,000	4,032
Viking Cruises Ltd.,
7.000%, Due 2/15/2029A	12,000	12,025
5.875%, Due 10/15/2033A	6,000	5,941

		21,998

Lodging - 0.1%
Station Casinos LLC, 6.625%, Due 3/15/2032A	8,000	8,084

Retail - 0.6%
Asbury Automotive Group, Inc., 5.000%, Due 2/15/2032A	4,000	3,811
FirstCash, Inc.,
5.625%, Due 1/1/2030A	4,000	3,938
6.125%, Due 5/1/2034A	3,000	2,957
Gee Automotive Holdings LLC, 7.250%, Due 3/1/2031A	4,000	4,030
Lithia Motors, Inc., 5.500%, Due 10/1/2030A	22,000	21,685
Murphy Oil USA, Inc., 5.875%, Due 6/1/2034A	7,000	6,936
QXO Building Products, Inc., 6.750%, Due 4/30/2032A	3,000	3,064

		46,421

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2026 (unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 28.5% (continued)

Consumer, Cyclical - 2.1% (continued)

Toys, Games, & Hobbies - 0.1%
Mattel, Inc., 5.875%, Due 12/15/2027A	$10,000	$9,999

Total Consumer, Cyclical		164,670

Consumer, Non-Cyclical - 3.4%

Beverages - 0.6%
PepsiCo, Inc.,
1.625%, Due 5/1/2030	30,000	26,870
4.200%, Due 7/18/2052	10,000	7,791
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.250%, Due 4/1/2029A	8,000	8,026

		42,687

Biotechnology - 0.1%
Amgen, Inc., 2.300%, Due 2/25/2031	10,000	8,939

Commercial Services - 0.9%
AMN Healthcare, Inc., 6.500%, Due 1/15/2031A	5,000	5,000
APi Group DE, Inc., 5.750%, Due 6/1/2034A	5,000	4,894
Block, Inc.,
6.500%, Due 5/15/2032	6,000	6,062
6.000%, Due 8/15/2033A	6,000	5,950
Cornell University, 4.733%, Due 6/15/2035, 2025	5,000	4,823
Global Payments, Inc., 3.200%, Due 8/15/2029	15,000	14,154
Northwestern University, 4.643%, Due 12/1/2044	5,000	4,570
Rollins, Inc., 5.250%, Due 2/24/2035	15,000	14,652
Synergy Infrastructure Holdings LLC, 7.000%, Due 7/15/2034A	6,000	6,053
United Rentals North America, Inc., 5.375%, Due 11/15/2033A	3,000	2,921
University of Notre Dame du Lac, 3.394%, Due 2/15/2048, 2017	5,000	3,579

		72,658

Cosmetics/Personal Care - 0.1%
Prestige Brands, Inc.,
3.750%, Due 4/1/2031A	9,000	8,252
6.250%, Due 7/15/2034A	2,000	2,006

		10,258

Food - 0.6%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.625%, Due 3/10/2037A	10,000	9,757
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.,
9.000%, Due 2/15/2029A	9,000	9,374
7.125%, Due 4/30/2033A	4,000	4,067
Mars, Inc., 5.200%, Due 3/1/2035A	10,000	9,862
Performance Food Group, Inc., 5.625%, Due 3/1/2034A	4,000	3,880
Post Holdings, Inc., 6.250%, Due 2/15/2032A	7,000	7,028

		43,968

Health Care - Products - 0.1%
Abbott Laboratories, 5.500%, Due 3/15/2056	10,000	9,319

Health Care - Services - 0.4%
Charles River Laboratories International, Inc., 3.750%, Due 3/15/2029A	6,000	5,733
Cigna Group, 4.875%, Due 9/15/2032	15,000	14,783
Radiology Partners, Inc., 8.500%, Due 7/15/2032A	6,000	6,305
Tenet Healthcare Corp., 5.500%, Due 11/15/2032A	5,000	4,923

		31,744

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2026 (unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 28.5% (continued)

Consumer, Non-Cyclical - 3.4% (continued)

Pharmaceuticals - 0.6%
Cardinal Health, Inc., 5.350%, Due 11/15/2034	$10,000	$9,923
Cencora, Inc., 4.900%, Due 2/13/2036	15,000	14,358
Eli Lilly & Co., 4.650%, Due 5/20/2033	15,000	14,695
Novartis Capital Corp., 4.600%, Due 3/18/2033	10,000	9,760

		48,736

Total Consumer, Non-Cyclical		268,309

Energy - 2.4%

Oil & Gas - 0.9%
Aethon United BR LP/Aethon United Finance Corp., 7.500%, Due 10/1/2029A	8,000	8,300
Archrock Services LP/Archrock Partners Finance Corp., 6.000%, Due 2/1/2034A	8,000	7,829
BP Capital Markets America, Inc., 4.812%, Due 2/13/2033	15,000	14,690
Caturus Energy LLC, 7.125%, Due 5/15/2031A	5,000	4,957
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, Due 12/1/2032A	4,000	4,068
Sunoco LP, 6.625%, Due 8/15/2032A	24,000	24,228
Talos Production, Inc., 9.375%, Due 2/1/2031A	6,000	6,326
Transocean International Ltd., 8.750%, Due 2/15/2030A	1,400	1,454

		71,852

Pipelines - 1.5%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.250%, Due 7/15/2032A	4,000	4,109
CNX Midstream Partners LP, 4.750%, Due 4/15/2030A	6,000	5,752
CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.500%, Due 12/15/2033A	14,000	14,673
Energy Transfer LP,
7.375%, Due 2/1/2031A	26,000	26,709
5.700%, Due 4/1/2035	15,000	15,103
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, Due 4/15/2030	8,000	8,352
Howard Midstream Energy Partners LLC,
7.375%, Due 7/15/2032A	8,000	8,269
6.625%, Due 1/15/2035A	2,000	1,999
Kinder Morgan, Inc., 6.150%, Due 8/1/2056	10,000	9,730
MPLX LP, 5.400%, Due 4/1/2035	10,000	9,820
Western Midstream Operating LP, 7.250%, Due 4/1/2030A	6,000	6,278
Williams Cos., Inc., 5.650%, Due 3/15/2033	10,000	10,145

		120,939

Total Energy		192,791

Financial - 10.5%

Banks - 3.8%
Associated Banc-Corp., 6.455%, Due 8/29/2030, (1 day USD SOFR + 3.030%)B	15,000	15,351
Bank of America Corp., 5.045%, Due 2/6/2037, (1 day USD SOFR + 1.130%)B	10,000	9,630
Bank of New York Mellon Corp., 5.085%, Due 4/23/2037, (1 day USD SOFR + 1.177%)B	10,000	9,704
Citigroup, Inc.,
6.625%, Due 2/15/2031, HH, (5 yr. CMT + 3.001%)B C	10,000	10,045
3.057%, Due 1/25/2033, (1 day USD SOFR + 1.351%)B	10,000	8,966
First Horizon Bank, 5.750%, Due 5/1/2030	15,000	15,087
Goldman Sachs Group, Inc.,
1.992%, Due 1/27/2032, (1 day USD SOFR + 1.090%)B	10,000	8,717
5.851%, Due 4/25/2035, (1 day USD SOFR + 1.552%)B	15,000	15,264
5.065%, Due 1/21/2037, (1 day USD SOFR + 1.190%)B	10,000	9,525
Huntington National Bank, 5.650%, Due 1/10/2030	5,000	5,103
JPMorgan Chase & Co.,
4.622%, Due 4/23/2032, (1 day USD SOFR + 0.990%)B	10,000	9,783
5.041%, Due 7/23/2032, (1 day USD SOFR + 1.015%)B	5,000	4,978

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2026 (unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 28.5% (continued)

Financial - 10.5% (continued)

Banks - 3.8% (continued)
5.766%, Due 4/22/2035, (1 day USD SOFR + 1.490%)B	$10,000	$10,217
4.810%, Due 10/22/2036, (1 day USD SOFR + 1.190%)B	15,000	14,242
5.148%, Due 4/23/2037, (1 day USD SOFR + 1.260%)B	5,000	4,848
Morgan Stanley,
4.708%, Due 3/12/2032, (1 day USD SOFR + 1.195%)B	15,000	14,660
2.484%, Due 9/16/2036, (1 day USD SOFR + 1.360%)B	5,000	4,291
5.073%, Due 1/30/2037, (1 day USD SOFR + 1.184%)B	15,000	14,392
Morgan Stanley Private Bank NA, 4.465%, Due 11/19/2031, (1 day USD SOFR + 1.020%)B	10,000	9,733
PNC Financial Services Group, Inc.,
4.812%, Due 10/21/2032, (1 day USD SOFR + 1.259%)B	5,000	4,922
5.939%, Due 8/18/2034, (1 day USD SOFR + 1.946%)B	10,000	10,338
Regions Financial Corp., 5.722%, Due 6/6/2030, (1 day USD SOFR + 1.490%)B	10,000	10,205
Santander Holdings USA, Inc., 5.701%, Due 6/5/2037, (1 day USD SOFR + 1.596%)B	10,000	9,747
State Street Corp., 4.675%, Due 10/22/2032, (1 day USD SOFR + 1.050%)B	10,000	9,834
Truist Bank, 4.632%, Due 9/17/2029, (5 yr. CMT + 1.150%)B	20,000	19,724
Truist Financial Corp., 4.597%, Due 1/27/2032, (1 day USD SOFR + 0.965%)B	15,000	14,644
Wells Fargo & Co.,
4.844%, Due 5/20/2032, (1 day USD SOFR + 0.970%)B	10,000	9,864
5.389%, Due 4/24/2034, (1 day USD SOFR + 2.020%)B	5,000	5,001
5.605%, Due 4/23/2036, (1 day USD SOFR + 1.740%)B	10,000	10,061

		298,876

Diversified Financial Services - 1.8%
Blackstone Holdings Finance Co. LLC, 2.550%, Due 3/30/2032A	15,000	13,159
Capital One Financial Corp.,
6.377%, Due 6/8/2034, (1 day USD SOFR + 2.860%)B	5,000	5,209
6.051%, Due 2/1/2035, (1 day USD SOFR + 2.260%)B	20,000	20,438
Charles Schwab Corp., 5.853%, Due 5/19/2034, (1 day USD SOFR + 2.500%)B	10,000	10,289
Freedom Mortgage Holdings LLC,
6.875%, Due 5/1/2031A	5,000	4,820
8.000%, Due 2/1/2032A	6,000	5,953
Jefferson Capital Holdings LLC, 8.250%, Due 5/15/2030A	6,000	6,265
LPL Holdings, Inc., 5.200%, Due 3/15/2030	5,000	4,994
Mastercard, Inc., 5.000%, Due 6/8/2036	10,000	9,752
OneMain Finance Corp., 6.125%, Due 5/15/2030	5,000	4,970
Osaic Holdings, Inc., 8.000%, Due 8/1/2033A	5,000	5,074
Raymond James Financial, Inc., 3.750%, Due 4/1/2051	20,000	13,820
Rocket Cos., Inc., 6.125%, Due 8/1/2030A	5,000	5,041
Stonex Escrow Issuer LLC, 6.875%, Due 7/15/2032A	25,000	25,376
StoneX Group, Inc., 7.875%, Due 3/1/2031A	2,000	2,083
Velocity Commercial Capital LLC, 9.375%, Due 2/15/2031A	8,000	8,234

		145,477

Insurance - 2.1%
ACE Capital Trust II, 9.700%, Due 4/1/2030	20,000	23,000
Acrisure LLC/Acrisure Finance, Inc.,
8.250%, Due 2/1/2029A	3,000	2,877
6.000%, Due 8/1/2029A	8,000	7,228
7.500%, Due 11/6/2030A	12,000	11,606
American National Group, Inc., 6.000%, Due 7/15/2035	5,000	4,880
Aon North America, Inc., 5.450%, Due 3/1/2034	10,000	10,014
CRC Insurance Group LLC, 7.125%, Due 6/1/2031A	15,000	14,972
HUB International Ltd., 5.625%, Due 12/1/2029A	5,000	4,980
Marsh & McLennan Cos., Inc., 2.375%, Due 12/15/2031	10,000	8,777
NMI Holdings, Inc., 6.000%, Due 8/15/2029	15,000	15,218
Old Republic International Corp., 5.750%, Due 3/28/2034	10,000	10,030
Prudential Financial, Inc., 6.000%, Due 9/1/2052, (5 yr. CMT + 3.234%)B	29,000	29,187

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2026 (unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 28.5% (continued)

Financial - 10.5% (continued)

Insurance - 2.1% (continued)
Ryan Specialty LLC, 5.875%, Due 8/1/2032A	$12,000	$11,835
Teachers Insurance & Annuity Association of America, 3.300%, Due 5/15/2050A	20,000	12,749

		167,353

Investment Companies - 0.1%
HA Sustainable Infrastructure Capital, Inc., 6.150%, Due 1/15/2031	10,000	10,162

Private Equity - 0.2%
KKR & Co., Inc., 5.100%, Due 8/7/2035	15,000	14,267

Real Estate - 0.3%
CBRE Services, Inc., 5.250%, Due 6/1/2036	5,000	4,828
Cushman & Wakefield U.S. Borrower LLC, 6.750%, Due 5/15/2028A	2,000	2,000
Greystar Real Estate Partners LLC, 7.750%, Due 9/1/2030A	16,000	16,561
Howard Hughes Corp., 5.875%, Due 3/1/2032A	4,000	3,907

		27,296

REITS - 2.2%
Agree LP, 2.600%, Due 6/15/2033	10,000	8,400
American Homes 4 Rent LP, 2.375%, Due 7/15/2031	10,000	8,769
Camden Property Trust, 4.900%, Due 2/28/2036	15,000	14,331
Essex Portfolio LP, 2.550%, Due 6/15/2031	15,000	13,346
Extra Space Storage LP, 2.200%, Due 10/15/2030	10,000	8,922
GLP Capital LP/GLP Financing II, Inc., 3.250%, Due 1/15/2032	15,000	13,267
Healthcare Realty Holdings LP,
3.625%, Due 1/15/2028	10,000	9,824
3.100%, Due 2/15/2030	5,000	4,675
2.000%, Due 3/15/2031	10,000	8,699
Invitation Homes Operating Partnership LP, 4.950%, Due 1/15/2033	10,000	9,728
Iron Mountain, Inc., 6.250%, Due 1/15/2035A	15,000	14,811
Kimco Realty OP LLC, 4.850%, Due 3/1/2035	4,000	3,849
Public Storage Operating Co., 5.150%, Due 8/15/2036	5,000	4,870
Regency Centers LP, 3.700%, Due 6/15/2030	20,000	19,152
Rexford Industrial Realty LP,
2.125%, Due 12/1/2030	15,000	13,224
2.150%, Due 9/1/2031	10,000	8,631
RHP Hotel Properties LP/RHP Finance Corp., 5.750%, Due 3/15/2034A	6,000	5,876
Simon Property Group LP, 2.650%, Due 2/1/2032	5,000	4,425

		174,799

Total Financial		838,230

Industrial - 1.2%

Aerospace/Defense - 0.5%
Honeywell Aerospace, Inc., 5.732%, Due 3/16/2056A	5,000	4,762
L3Harris Technologies, Inc., 5.250%, Due 6/1/2031	15,000	15,150
TransDigm, Inc., 7.125%, Due 12/1/2031A	16,000	16,503

		36,415

Building Materials - 0.3%
Eagle Materials, Inc., 5.000%, Due 3/15/2036	15,000	14,147
Knife River Corp., 7.750%, Due 5/1/2031A	3,000	3,095
New Enterprise Stone & Lime Co., Inc.,
5.250%, Due 7/15/2028A	3,000	2,981
9.750%, Due 7/15/2028A	1,000	1,003

		21,226

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2026 (unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 28.5% (continued)

Industrial - 1.2% (continued)

Environmental Control - 0.2%
Clean Harbors, Inc., 6.375%, Due 2/1/2031A	$7,000	$7,072
Veralto Corp., 4.850%, Due 1/15/2032	10,000	9,882

		16,954

Packaging & Containers - 0.1%
Ball Corp., 2.875%, Due 8/15/2030	4,000	3,617
Crown Americas LLC, 5.875%, Due 6/1/2033	6,000	5,988

		9,605

Trucking & Leasing - 0.1%
FTAI Aviation Investors LLC,
5.500%, Due 5/1/2028A	6,000	5,980
7.875%, Due 12/1/2030A	5,000	5,210

		11,190

Total Industrial		95,390

Technology - 2.1%

Computers - 0.8%
Accenture Capital, Inc., 5.000%, Due 7/10/2031	10,000	9,956
CACI International, Inc., 6.375%, Due 6/15/2033A	5,000	5,039
Gartner, Inc., 3.750%, Due 10/1/2030A	25,000	22,760
Genpact Luxembourg SARL/Genpact USA, Inc., 6.000%, Due 6/4/2029	15,000	15,270
Hewlett Packard Enterprise Co., 5.250%, Due 4/1/2033	10,000	9,900

		62,925

Semiconductors - 0.3%
Amkor Technology, Inc., 5.875%, Due 10/1/2033A	6,000	5,836
Broadcom, Inc., 3.469%, Due 4/15/2034	15,000	12,958
NVIDIA Corp., 4.750%, Due 6/15/2033	10,000	9,696

		28,490

Software - 1.0%
CoreWeave, Inc., 9.750%, Due 10/1/2031A	4,000	3,630
Ellucian Holdings, Inc., 6.500%, Due 12/1/2029A	4,000	3,846
Fair Isaac Corp., 6.000%, Due 5/15/2033A	8,000	7,743
Fiserv, Inc., 5.150%, Due 8/12/2034	5,000	4,756
OAK-Eagle Acquireco, Inc., 8.750%, Due 7/1/2034A	7,000	7,374
Oracle Corp., 3.950%, Due 3/25/2051	15,000	9,142
Salesforce, Inc., 5.550%, Due 3/15/2036	15,000	14,627
SS&C Technologies, Inc.,
5.500%, Due 9/30/2027A	6,000	5,992
6.500%, Due 6/1/2032A	3,000	3,022
Take-Two Interactive Software, Inc., 4.000%, Due 4/14/2032	10,000	9,440
UKG, Inc., 6.875%, Due 2/1/2031A	7,000	6,858

		76,430

Total Technology		167,845

Utilities - 3.9%

Electric - 3.8%
CenterPoint Energy Houston Electric LLC, 4.950%, Due 4/1/2033	10,000	9,846
Centerpoint Energy Restoration Bond Co. III LLC, 4.864%, Due 12/15/2040, A-3	10,000	9,564
Cleco Securitization I LLC, 4.646%, Due 9/1/2044, A-2	10,000	9,466
Dominion Energy, Inc., 5.375%, Due 11/15/2032	10,000	10,068
DTE Electric Co., 5.200%, Due 4/1/2033	5,000	5,025

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2026 (unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 28.5% (continued)

Utilities - 3.9% (continued)

Electric - 3.8% (continued)
Duke Energy Carolinas NC Storm Funding II LLC, 5.070%, Due 1/1/2048, A-2	$30,000	$27,901
Duke Energy Progress NC Storm Funding II LLC, 4.890%, Due 1/1/2048, A-1	9,966	9,139
Duke Energy Progress SC Storm Funding LLC, 5.404%, Due 3/1/2046, A	4,675	4,617
Entergy Louisiana LLC, 4.900%, Due 4/15/2036	15,000	14,335
Eversource Energy, 5.850%, Due 4/15/2031	20,000	20,568
NRG Energy, Inc., 6.125%, Due 5/15/2036A	4,000	3,948
OGE Energy Corp., 5.450%, Due 5/15/2029	10,000	10,155
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.500%, Due 8/15/2028A	25,000	24,413
PECO Energy Co., 4.375%, Due 8/15/2052	15,000	11,576
PG&E Recovery Funding LLC,
5.231%, Due 6/1/2042, A-2	10,000	9,702
5.536%, Due 7/15/2049, A-3	10,000	9,479
PG&E Wildfire Recovery Funding LLC,
4.377%, Due 6/3/2041, A-3	5,000	4,539
5.081%, Due 6/1/2043, A-3	5,000	4,720
4.451%, Due 12/1/2049, A-4	30,000	25,201
5.212%, Due 12/1/2049, A-4	5,000	4,552
4.674%, Due 12/1/2053, A-5	25,000	20,708
Public Service Enterprise Group, Inc., 5.450%, Due 4/1/2034	10,000	10,010
SCE Recovery Funding LLC,
2.943%, Due 11/15/2044, A-2	5,000	4,100
5.341%, Due 3/15/2047	5,000	4,783
5.112%, Due 12/14/2049, A-2	5,000	4,486
5.541%, Due 9/15/2052	10,000	9,477
Talen Energy Supply LLC, 6.375%, Due 5/1/2033A	9,000	8,863
Vistra Operations Co. LLC, 7.750%, Due 10/15/2031A	6,000	6,255
XPLR Infrastructure Operating Partners LP, 8.625%, Due 3/15/2033A	5,000	5,342

		302,838

Gas - 0.1%
Southern Co. Gas Capital Corp., 3.950%, Due 10/1/2046	10,000	7,472

Total Utilities		310,310

Total Corporate Obligations (Cost $2,325,991)		2,269,861

FOREIGN CORPORATE OBLIGATIONS - 2.9%

Basic Materials - 0.1%

Mining - 0.1%
Trekor Metals Ltd., 8.250%, Due 5/1/2030A	12,000	12,469

Consumer, Cyclical - 0.2%

Distribution/Wholesale - 0.1%
RB Global Holdings, Inc., 7.750%, Due 3/15/2031A	10,000	10,319

Retail - 0.1%
1011778 BC ULC/New Red Finance, Inc., 6.125%, Due 6/15/2029A	6,000	6,063

Total Consumer, Cyclical		16,382

Consumer, Non-Cyclical - 0.1%

Commercial Services - 0.1%
Belron U.K. Finance PLC, 5.750%, Due 10/15/2029A	7,000	6,998

Energy - 0.2%

Oil & Gas - 0.0%
TotalEnergies Capital USA LLC, 4.569%, Due 1/13/2033	5,000	4,849

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2026 (unaudited)

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 2.9% (continued)

Energy - 0.2% (continued)

Pipelines - 0.2%
South Bow USA Infrastructure Holdings LLC, 5.026%, Due 10/1/2029	$15,000	$14,954

Total Energy		19,803

Financial - 2.1%

Banks - 1.2%
Bank of Montreal,
4.879%, Due 6/2/2032, J, (1 day USD SOFR + 0.959%)B	10,000	9,887
3.803%, Due 12/15/2032, (5 yr. USD Swap + 1.432%)B	10,000	9,829
5.298%, Due 6/2/2037, J, (1 day USD SOFR + 1.208%)B	15,000	14,669
Barclays PLC, 8.000%, Due 3/15/2029, (5 yr. CMT + 5.431%)B C	15,000	15,781
Canadian Imperial Bank of Commerce, 5.051%, Due 6/16/2032, (1 day USD SOFR Index + 1.010%)B	5,000	4,966
Royal Bank of Canada,
4.650%, Due 10/18/2030, (1 day USD SOFR Index + 1.080%)B	10,000	9,916
4.612%, Due 5/3/2032, (1 day USD SOFR + 1.010%)B	20,000	19,600
4.950%, Due 8/5/2032, (1 day USD SOFR Index + 0.950%)B	10,000	9,919

		94,567

Diversified Financial Services - 0.6%
GGAM Finance Ltd., 8.000%, Due 6/15/2028A	41,000	42,410
Phoenix Aviation Capital Ltd., 9.250%, Due 7/15/2030A	7,000	7,248

		49,658

Insurance - 0.2%
Jones Deslauriers Insurance Management, Inc., 6.875%, Due 10/1/2033A	11,000	10,360

Private Equity - 0.1%
Brookfield Finance, Inc., 5.330%, Due 1/15/2036	10,000	9,645

Total Financial		164,230

Industrial - 0.2%

Transportation - 0.2%
Seaspan Corp. Pte. Ltd., 5.500%, Due 8/1/2029A	13,000	12,629

Total Foreign Corporate Obligations (Cost $230,413)		232,511

FOREIGN SOVEREIGN OBLIGATIONS - 0.2% (Cost $14,912)
Mexico Government International Bonds, 5.375%, Due 3/22/2033	15,000	14,435

ASSET-BACKED OBLIGATIONS - 10.2%
Aqua Finance Trust, 3.140%, Due 7/16/2040, 2019-A AA	27,629	26,731
CAL Funding IV Ltd., 2.220%, Due 9/25/2045, 2020-1A AA	7,494	7,188
CarMax Auto Owner Trust, 4.080%, Due 6/16/2031, 2025-4 A4	35,000	34,561
Carvana Auto Receivables Trust,
1.580%, Due 6/12/2028, 2021-N3 D	1,187	1,164
4.140%, Due 12/10/2030, 2025-P4 A3	15,000	14,904
CIT Home Equity Loan Trust, 5.560%, Due 9/20/2032, 2003-1 M2	39,780	39,480
CLI Funding VI LLC, 2.070%, Due 10/18/2045, 2020-3A AA	7,357	6,869
CLI Funding VIII LLC, 2.720%, Due 1/18/2047, 2022-1A AA	12,629	11,544
DB Master Finance LLC, 2.493%, Due 11/20/2051, 2021-1A A2IIA	4,775	4,509
Dell Equipment Finance Trust, 4.990%, Due 8/22/2030, 2024-2 CA	20,000	20,038
FHF Issuer Trust,
4.940%, Due 11/15/2030, 2024-3A A2A	8,325	8,322
4.920%, Due 2/15/2031, 2025-1A A2A	5,081	5,077
Finance of America Structured Securities Trust, 3.500%, Due 7/25/2075, 2025-S2 A3A	49,204	48,164
GSAMP Trust, 5.421%, Due 7/25/2033, 2003-SEA2 A1	36,865	35,746

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2026 (unaudited)

	Principal Amount	Fair Value

ASSET-BACKED OBLIGATIONS - 10.2% (continued)
Hyundai Auto Receivables Trust,
4.360%, Due 3/15/2032, 2025-D B	$20,000	$19,714
4.920%, Due 7/15/2032, 2025-B C	25,000	24,979
JP Morgan Mortgage Trust,
5.666%, Due 5/25/2055, 2025-CES1 A1A D	20,146	20,173
4.959%, Due 6/25/2056, 2026-CES1 A1BA	35,404	34,944
LAD Auto Receivables Trust, 4.030%, Due 1/15/2031, 2025-3A A3A	15,000	14,875
LMRE SFR1 Trust, 4.500%, Due 12/17/2042, 2025-SFR1 AA	10,000	9,571
Mercedes-Benz Auto Lease Trust, 4.610%, Due 4/16/2029, 2025-A A3	10,000	10,027
Mid-State Capital Corp. Trust,
7.758%, Due 1/15/2040, 2005-1 B	415	414
5.787%, Due 10/15/2040, 2006-1 AA	18,904	18,934
8.311%, Due 10/15/2040, 2006-1 BA	8,793	8,971
Mid-State Trust XI, 4.864%, Due 7/15/2038, 11 A1	3,584	3,583
MMAF Equipment Finance LLC, 4.950%, Due 7/14/2031, 2024-A A3A	10,000	10,059
Navient Private Education Refi Loan Trust,
4.000%, Due 12/15/2059, 2018-DA A2AA	3,207	3,191
4.841%, Due 12/15/2059, 2019-D A2B, (1 mo. USD Term SOFR + 1.164%)A B	4,897	4,900
2.150%, Due 11/15/2068, 2020-CA A2AA	4,551	4,393
0.940%, Due 7/15/2069, 2021-BA AA	7,971	7,267
5.510%, Due 10/15/2071, 2023-A AA	5,625	5,681
Navient Student Loan Trust, 3.390%, Due 12/15/2059, 2019-BA A2AA	6,000	5,915
Nissan Auto Lease Trust,
4.750%, Due 3/15/2028, 2025-A A3	15,000	15,050
5.080%, Due 10/15/2030, 2026-B C	20,000	19,992
Point Broadband Funding LLC, 5.336%, Due 7/20/2055, 2025-1A A2A	20,000	19,683
QTS Issuer ABS II LLC, 5.044%, Due 10/5/2055, 2025-1A A2A	10,000	9,674
RCKT Mortgage Trust,
6.147%, Due 6/25/2044, 2024-CES4 A1AA	25,647	25,776
5.313%, Due 11/25/2055, 2025-CES10 A3A	45,000	44,160
Retained Vantage Data Centers Issuer LLC, 4.992%, Due 9/15/2049, 2024-1A A2A	25,000	24,444
Santander Drive Auto Receivables Trust,
4.870%, Due 5/15/2031, 2025-2 B	25,000	25,104
4.680%, Due 9/15/2031, 2025-3 C	35,000	34,799
SMB Private Education Loan Trust,
4.480%, Due 5/16/2050, 2022-C A1AA	10,765	10,588
1.290%, Due 7/15/2053, 2020-B A1AA	3,902	3,735
5.275%, Due 9/15/2053, 2023-D A1B, (30 day USD SOFR Average + 1.650%)A B	9,163	9,289
SoFi Professional Loan Program LLC, 1.030%, Due 8/17/2043, 2021-A AFXA	7,899	6,869
Synchrony Card Issuance Trust, 4.780%, Due 2/15/2031, 2025-A1 A	30,000	30,137
Triton Container Finance VIII LLC, 1.860%, Due 3/20/2046, 2021-1A AA	10,933	10,061
Vantage Data Centers Issuer LLC, 2.165%, Due 10/15/2046, 2021-1A A2A	20,000	19,895
Wendy’s Funding LLC,
3.884%, Due 3/15/2048, 2018-1A A2IIA	4,573	4,473
4.080%, Due 6/15/2049, 2019-1A A2IIA	13,123	12,587
Westlake Automobile Receivables Trust, 4.920%, Due 11/15/2029, 2024-3A CA	15,000	15,049

Total Asset-Backed Obligations (Cost $814,179)		813,253

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.8%
Bear Stearns ARM Trust, 4.642%, Due 2/25/2035, 2004-12 2A1D	5,982	5,826
Bear Stearns Asset-Backed Securities Trust, 5.250%, Due 10/25/2033, 2003-AC5 A5	14,491	14,456
Brean Asset-Backed Securities Trust,
1.750%, Due 10/25/2061, 2021-RM2 AA D	33,426	33,272
4.500%, Due 5/25/2064, 2024-RM8 A1A	33,044	32,370
5.000%, Due 1/25/2065, 2025-RM10 A1A	39,282	38,663
Chase Mortgage Finance Corp.,
3.750%, Due 12/25/2045, 2016-SH2 M2A D	10,342	9,576
3.750%, Due 12/25/2045, 2016-SH2 M3A D	21,019	19,424
CHL Mortgage Pass-Through Trust, 5.250%, Due 5/25/2034, 2004-4 A19	12,776	12,621

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2026 (unaudited)

	Principal Amount	Fair Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.8% (continued)
Finance of America HECM Buyout, 5.250%, Due 3/25/2029, 2026-HB1 M3A D	$20,000	$19,664
Finance of America Structured Securities Trust,
3.500%, Due 9/25/2055, 2025-S3 A3A	47,979	46,780
5.000%, Due 6/25/2056, 2026-PC2 A2A D	50,000	48,474
3.500%, Due 11/25/2074, 2024-S4 A3A	43,466	42,258
6.000%, Due 5/25/2075, 2025-PC1 M1A	75,000	72,619
Government National Mortgage Association REMICS, 5.177%, Due 6/20/2045, 2023-32 WD	14,511	14,785
GreenPoint Mortgage Pass-Through Certificates, 6.427%, Due 10/25/2033, 2003-1 A1D	12,827	12,646
GS Mortgage-Backed Securities Trust, 3.750%, Due 7/25/2061, 2024-RPL2 A1A D	11,535	11,149
JP Morgan Mortgage Trust,
2.500%, Due 12/25/2051, 2021-INV2 A2A D	29,919	24,095
2.500%, Due 7/25/2052, 2022-1 A3A D	40,332	32,344
New Residential Mortgage Loan Trust,
3.750%, Due 11/26/2035, 2016-2A A1A D	20,544	19,655
4.889%, Due 1/25/2048, 2018-4A B1, (1 mo. USD Term SOFR + 1.164%)A B	48,406	48,684
5.274%, Due 11/25/2054, 2014-3A B3A D	13,332	13,159
4.000%, Due 3/25/2057, 2017-2A A3A D	26,027	24,866
4.250%, Due 9/25/2059, 2019-6A B2A D	61,528	59,327
NRM FHT1 Excess Owner LLC, 6.545%, Due 3/25/2032, 2025-FHT1 AA	39,020	38,781
Prime Mortgage Trust, 6.000%, Due 2/25/2034, 2004-CL1 1A1	81,470	80,210
RCKT Mortgage Trust, 6.902%, Due 6/25/2043, 2023-CES1 M1A D	151,000	150,698
RFMSI Trust, 5.500%, Due 12/25/2034, 2004-S9 1A23	10,128	9,744
Saluda Grade Alternative Mortgage Trust, 5.749%, Due 3/25/2031, 2026-RTL7 A1A	10,000	9,853
Towd Point Mortgage Trust, 4.635%, Due 10/25/2064, 2024-5 A1BA D	36,232	35,580
WaMu Mortgage Pass-Through Certificates Trust, 5.425%, Due 8/25/2033, 2003-AR7 A7D	37,726	37,087

Total Collateralized Mortgage Obligations (Cost $1,034,472)		1,018,666

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 6.5%
Bank,
3.265%, Due 9/15/2060, 2017-BNK7 ASB	7,502	7,462
2.506%, Due 12/15/2064, 2021-BN38 ASB	15,000	14,079
Bank5, 6.053%, Due 7/15/2031, 2026-5YR23 AS	15,000	15,270
BBCMS Mortgage Trust,
4.441%, Due 9/15/2055, 2022-C17 A5	15,000	14,359
5.576%, Due 7/15/2056, 2023-C20 A5	20,000	20,342
6.000%, Due 9/15/2056, 2023-C21 A5D	15,000	15,569
5.403%, Due 9/15/2057, 2024-C28 A5	20,000	20,119
Benchmark Mortgage Trust,
2.148%, Due 9/15/2053, 2020-B19 AS	30,000	25,010
1.978%, Due 12/17/2053, 2020-B21 A5	10,000	8,771
2.254%, Due 12/17/2053, 2020-B21 AS	10,000	8,680
BX Trust, 3.202%, Due 12/9/2041, 2019-OC11 AA	15,000	14,106
BX Trust, (continued) 3.856%, Due 12/9/2041, 2019-OC11 CA	10,000	9,451
CONE Commercial Mortgage Trust, 5.857%, Due 5/15/2043, 2026-DFW3 BA D	10,000	9,794
DC Office Trust, 3.072%, Due 9/15/2045, 2019-MTC DA D	10,000	8,596
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
2.481%, Due 7/25/2034, K-1514 A1	12,688	11,589
1.238%, Due 1/25/2035, K-1516 A1	46,434	39,267
Federal National Mortgage Association-ACES, 3.560%, Due 9/25/2028, 2019-M1 A2D	18,925	18,571
1.714%, Due 7/25/2031, 2021-M17 A2D	10,000	8,755
2.399%, Due 11/25/2031, 2022-M2 A2	15,000	13,472
4.400%, Due 7/25/2033, 2023-M5 A2D	15,000	14,550
1.740%, Due 3/25/2035, 2020-M23 A3	10,000	7,957
FREMF Mortgage Trust, 3.996%, Due 12/25/2050, 2018-K72 BA D	20,000	19,716
FRESB Mortgage Trust,
3.160%, Due 11/25/2027, 2018-SB45 A10FD	6,532	6,415
4.446%, Due 7/25/2038, 2018-SB55 A5H, (30 day USD SOFR Average + 0.814%)B	5,499	5,481
Morgan Stanley Bank of America Merrill Lynch Trust, 2.840%, Due 11/15/2049, 2016-C31 A4	1,601	1,598

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2026 (unaudited)

	Principal Amount	Fair Value

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 6.5% (continued)
NYC Commercial Mortgage Trust, 4.889%, Due 2/15/2042, 2025-3BP A, (1 mo. USD Term SOFR + 1.213%)A B	$20,000	$19,987
Velocity Commercial Capital Loan Trust,
4.050%, Due 10/26/2048, 2018-2 AA D	6,217	6,073
4.120%, Due 3/25/2049, 2019-1 M3A D	13,643	12,262
6.650%, Due 6/25/2054, 2024-3 AA D	57,925	58,252
5.670%, Due 4/25/2055, 2025-2 AA D	79,643	79,170

Total Commercial Mortgage-Backed Obligations (Cost $527,429)		514,723

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.5%
Federal Home Loan Mortgage Corp.,
3.000%, Due 7/1/2042	21,733	19,746
3.500%, Due 9/1/2046	26,862	24,605
3.000%, Due 5/1/2047	39,875	35,202
3.500%, Due 9/1/2048	76,712	69,780
3.000%, Due 11/1/2049	21,045	18,417

		167,750

Federal National Mortgage Association,
4.500%, Due 7/1/2031	8,886	8,822
2.500%, Due 4/1/2037	24,781	22,611
2.500%, Due 12/1/2037	25,885	23,697
2.000%, Due 11/1/2040	39,671	34,158
2.500%, Due 2/1/2042	29,569	26,224
2.000%, Due 3/1/2042	20,693	17,608
2.500%, Due 4/1/2042	34,507	30,346
3.000%, Due 6/1/2042	35,948	32,542
4.000%, Due 2/1/2043	20,580	19,550
5.000%, Due 6/1/2043	19,085	18,894
6.000%, Due 10/1/2043	29,514	29,956
4.000%, Due 12/1/2043	10,008	9,458
4.000%, Due 3/1/2046	19,221	18,257
2.500%, Due 12/1/2046	25,847	21,739
3.000%, Due 12/1/2046	22,176	19,494
3.000%, Due 1/1/2048	31,275	27,489
3.000%, Due 2/1/2048	16,909	14,913
3.000%, Due 8/1/2048	35,942	31,407

		407,165

Government National Mortgage Association, 3.500%, Due 4/20/2046	26,017	23,421

Total U.S. Agency Mortgage-Backed Obligations (Cost $628,255)		598,336

U.S. TREASURY OBLIGATIONS - 28.1%
U.S. Treasury Bonds,
1.750%, Due 8/15/2041	241,000	155,276
3.875%, Due 2/15/2043	71,000	60,475
2.500%, Due 2/15/2045	176,000	117,920
4.750%, Due 2/15/2045	87,000	81,766
4.875%, Due 8/15/2045	120,000	114,356
3.375%, Due 11/15/2048	534,000	398,247
4.750%, Due 8/15/2055	40,000	36,936
4.750%, Due 2/15/2056	54,000	49,899

		1,014,875

U.S. Treasury Inflation-Indexed Notes, 1.625%, Due 4/15/2030E	56,843	55,733

U.S. Treasury Notes,
2.375%, Due 3/31/2029	8,000	7,611
3.500%, Due 4/30/2030	83,000	80,481
4.125%, Due 3/31/2031	46,000	45,427

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2026 (unaudited)

	Principal Amount	Fair Value

U.S. TREASURY OBLIGATIONS - 28.1% (continued)
U.S. Treasury Notes, (continued)
2.875%, Due 5/15/2032	$16,000	$14,693
3.750%, Due 2/28/2033	183,000	174,879
4.500%, Due 11/15/2033	250,000	248,701
3.875%, Due 8/15/2034	79,000	75,010
4.000%, Due 11/15/2035	153,000	145,039
4.125%, Due 2/15/2036	126,000	120,409
4.375%, Due 5/15/2036	260,000	253,175

		1,165,425

Total U.S. Treasury Obligations (Cost $2,410,646)		2,236,033

MUNICIPAL OBLIGATIONS - 2.8%
Bay Area Toll Authority, 6.263%, Due 4/1/2049, Series F-2	10,000	10,169
Chicago Transit Authority Sales Tax Receipts Fund, 6.200%, Due 12/1/2040, Series B	14,493	14,897
City of Chicago Waterworks Revenue, 6.742%, Due 11/1/2040	5,000	5,351
City of New York,
6.291%, Due 2/1/2045, Series H	15,000	15,394
5.559%, Due 10/1/2045, Series E-1	10,000	9,597
City of San Antonio Electric & Gas Systems Revenue, 5.469%, Due 2/1/2045, Series A	5,000	4,836
County of Miami-Dade Water & Sewer System Revenue, 3.490%, Due 10/1/2042, Series C	5,000	3,947
Dallas Area Rapid Transit, 2.613%, Due 12/1/2048, Series A	5,000	3,277
Dallas Fort Worth International Airport,
3.089%, Due 11/1/2040, Series C	5,000	3,904
2.843%, Due 11/1/2046, Series C	5,000	3,458
Los Angeles County Public Works Financing Authority, 7.618%, Due 8/1/2040	15,000	17,126
Louisiana Local Government Environmental Facilities & Community Development Authority, 4.475%, Due 8/1/2039, Series A	15,000	14,198
Metropolitan Transportation Authority, 6.687%, Due 11/15/2040, Series C-1	5,000	5,317
Metropolitan Water Reclamation District of Greater Chicago, 5.720%, Due 12/1/2038	5,000	5,002
New Jersey Transportation Trust Fund Authority, 6.561%, Due 12/15/2040, Series B	5,000	5,356
New York City Municipal Water Finance Authority,
5.952%, Due 6/15/2042	20,000	19,834
5.882%, Due 6/15/2044, Series CC	5,000	4,861
Oklahoma Development Finance Authority,
4.135%, Due 12/1/2033, Series A-1	6,712	6,623
4.714%, Due 5/1/2052	5,000	4,402
Oregon Education Districts, 2.895%, Due 6/30/2040, Series A	10,000	7,709
Port Authority of New York & New Jersey, 4.823%, Due 6/1/2045	10,000	8,842
South Carolina Student Loan Corp., 4.937%, Due 10/27/2036	7,787	7,501
State of California,
4.988%, Due 4/1/2039, Series A	10,000	9,257
7.550%, Due 4/1/2039	15,000	17,294
5.875%, Due 10/1/2041	5,000	5,054
State of Texas, 5.517%, Due 4/1/2039	4,687	4,660
Texas Water Development Board, 4.993%, Due 10/15/2054, Series B	5,000	4,422

		222,288

Total Municipal Obligations (Cost $231,995)		222,288

TOTAL INVESTMENTS - 99.5% (Cost $8,218,292)		7,920,106
OTHER ASSETS, NET OF LIABILITIES - 0.5%		37,593

TOTAL NET ASSETS - 100.0%		$7,957,699

Percentages are stated as a percent of net assets.

A Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,537,960 or 31.9% of net assets. The Fund has no right to demand registration of these securities.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2026 (unaudited)

B Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2026.

C Perpetual maturity. The date shown, if any, is the next call date.

D Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

E Inflation-Indexed Note.

CMT - Constant Maturity Treasury.

IP - Intellectual Property.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

REMICS - Real Estate Mortgage Investment Conduits.

SOFR - Secured Overnight Financing Rate.

T-bills - Treasury bills.

USD - United States Dollar.

ULC - Unlimited Liability Corporation.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2026, the investments were classified as described below:

NIS Core Plus Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$–	$2,269,861	$-	$2,269,861
Foreign Corporate Obligations	-	232,511	-	232,511
Foreign Sovereign Obligations	-	14,435	-	14,435
Asset-Backed Obligations	-	813,253	-	813,253
Collateralized Mortgage Obligations	-	1,018,666	-	1,018,666
Commercial Mortgage-Backed Obligations	-	514,723	-	514,723
U.S. Agency Mortgage-Backed Obligations	-	598,336	-	598,336
U.S. Treasury Obligations	-	2,236,033	-	2,236,033
Municipal Obligations	-	222,288	-	222,288

Total Investments in Securities - Assets	$–	$7,920,106	$-	$7,920,106

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

July 31, 2026 (unaudited)

	Developing World Income Fund	NIS Core Plus Bond Fund
Assets:
Investments in unaffiliated securities, at fair value†	$1,682,874,625	$7,920,106
Investments in affiliated securities, at fair value‡	145,378,288	-
Foreign currency, at fair value (Note 1)^*	4,644,334	-
Cash	1,205,331	123,836
Cash collateral held at custodian for the benefit of the broker	1,370,000	-
Dividends and interest receivable	44,443,019	83,020
Receivable for investments sold	171,612	19,791
Receivable for fund shares sold	6,073,581	2,511
Receivable for tax reclaims	160,213	-
Receivable for expense reimbursement (Note 2)	-	23,737
Unrealized appreciation from forward foreign currency contracts	260,938	-
Prepaid expenses	131,299	19,176

Total assets	1,886,713,240	8,192,177

Liabilities:
Payable for investments purchased	20,399,076	120,542
Payable for fund shares redeemed	698,561	-
Dividends payable	-	17,509
Management and sub-advisory fees payable (Note 2)	1,402,309	3,912
Service fees payable (Note 2)	80,754	694
Transfer agent fees payable (Note 2)	142,257	946
Custody and fund accounting fees payable	279,826	40,579
Professional fees payable	74,816	45,647
Trustee fees payable (Note 2)	4,744	84
Payable for prospectus and shareholder reports	-	3,495
Unrealized depreciation from forward foreign currency contracts	865,801	-
Other liabilities	9,407	1,070

Total liabilities	23,957,551	234,478

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$1,862,755,689	$7,957,699

Analysis of net assets:
Paid-in-capital	$1,856,955,038	$8,926,480
Total distributable earnings (deficits)A	5,800,651	(968,781)

Net assets	$1,862,755,689	$7,957,699

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

July 31, 2026 (unaudited)

	Developing World Income Fund	NIS Core Plus Bond Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class	21,137,271	N/A

Y Class	187,003,913	21,366

Investor Class	25,977,707	N/A

A Class	3,614,300	14,113

C Class	1,684,784	79,877

R6 Class	N/A	827,787

Net assets:
R5 Class	$164,539,853	N/A

Y Class	$1,455,419,484	$180,339

Investor Class	$201,699,360	N/A

A Class	$28,103,321	$119,021

C Class	$12,993,671	$674,016

R6 Class	N/A	$6,984,323

Net asset value, offering and redemption price per share:
R5 Class	$7.78	N/A

Y Class	$7.78	$8.44

Investor Class	$7.76	N/A

A Class	$7.78	$8.43

A Class (offering price)	$8.17	$8.76

C Class	$7.71	$8.44

R6 Class	N/A	$8.44

† Cost of investments in unaffiliated securities	$1,637,675,294	$8,218,292
‡ Cost of investments in affiliated securities	$145,378,288	$-
^ Cost of foreign currency	$4,789,029	$-

* As of July 31, 2026, foreign currency denominated in Ukrainian Hryvnia has a value of $251,298.

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended July 31, 2026 (Unaudited)

	Developing World Income Fund	NIS Core Plus Bond Fund
Investment income:
Dividend income from affiliated securities (Note 2)	$2,379,342	$-
Interest income (net of foreign taxes)†	93,817,838	202,021
Other income	6,116	-

Total investment income	96,203,296	202,021

Expenses:
Management and sub-advisory fees (Note 2)	7,069,914	21,922
Transfer agent fees (Note 2):
R5 Class	41,538	-
Y Class	705,393	76
Investor Class	2,953	-
A Class	360	6
C Class	278	17
R6 Class	-	142
Custody and fund accounting fees	513,417	48,044
Professional fees	199,326	33,626
Registration fees and expenses	91,651	31,795
Service fees (Note 2):
Investor Class	298,891	-
A Class	11,080	10
C Class	5,972	569
Distribution fees (Note 2):
A Class	30,530	149
C Class	66,483	4,302
Prospectus and shareholder report expenses	61,537	6,837
Trustee fees (Note 2)	75,119	410
Loan interest expense (Note 2)	5,486	-
Other expenses	40,474	3,516

Total expenses	9,220,402	151,421

Net fees waived and expenses (reimbursed) (Note 2)	-	(129,251)

Net expenses	9,220,402	22,170

Net investment income	86,982,894	179,851

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securities‡ A	16,021,564	(5,445)
Commission recapture (Note 1)	9	-
Foreign currency transactions	(80,253)	-
Forward foreign currency contracts	867,845	-
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	(19,147,179)	(219,893)
Foreign currency transactions	(375,041)	-
Forward foreign currency contracts	387,895	-

Net (loss) from investments	(2,325,160)	(225,338)

Net increase (decrease) in net assets resulting from operations	$84,657,734	$(45,487)

† Foreign taxes	$1,720,161	$-
‡ Foreign capital gains tax	$81,127	$-

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	Developing World Income Fund		NIS Core Plus Bond Fund
	Six Months Ended July 31, 2026	Year Ended January 31, 2026	Six Months Ended July 31, 2026	Year Ended January 31, 2026
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$86,982,894	$113,842,552	$179,851	$359,491
Net realized gain (loss) from investments in unaffiliated securities, commission recapture, foreign currency transactions, and forward foreign currency contracts	16,809,165	5,599,485	(5,445)	48,780
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, and forward foreign currency contracts	(19,134,325)	88,658,633	(219,893)	149,794

Net increase (decrease) in net assets resulting from operations	84,657,734	208,100,670	(45,487)	558,065

Distributions to shareholders:
Total retained earnings:
R5 Class	(8,544,850)	(12,042,437)	-	-
Y Class	(65,736,736)	(80,310,495)	(4,008)	(8,440)
Investor Class	(8,376,544)	(10,783,472)	-	-
A Class	(1,166,966)	(1,134,857)	(2,477)	(4,761)
C Class	(607,933)	(1,118,070)	(14,526)	(42,722)
R6 Class	-	-	(153,372)	(309,396)

Net distributions to shareholders	(84,433,029)	(105,389,331)	(174,383)	(365,319)

Capital share transactions (Note 10):
Proceeds from sales of shares	663,568,933	1,191,435,116	295,935	879,573
Reinvestment of dividends and distributions	81,626,419	101,968,271	78,520	170,022
Cost of shares redeemed	(571,862,221)	(445,124,365)	(369,233)	(766,055)

Net increase in net assets from capital share transactions	173,333,131	848,279,022	5,222	283,540

Net increase (decrease) in net assets	173,557,836	950,990,361	(214,648)	476,286

Net assets:
Beginning of period	1,689,197,853	738,207,492	8,172,347	7,696,061

End of period	$1,862,755,689	$1,689,197,853	$7,957,699	$8,172,347

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of July 31, 2026, the Trust consists of twenty-four active series, two of which are presented in this filing: American Beacon Developing World Income Fund and American Beacon NIS Core Plus Bond Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. This standard clarifies that a contractual restriction prohibiting the sale of an equity security is not considered part of the unit of account of the security and, therefore, is not factored into the security’s fair value measurement. The ASU also introduces new disclosure requirements for equity securities subject to such restrictions. The ASU is effective for annual periods beginning after December 15, 2024. The Fund adopted this standard during the current reporting period. As of July 31, 2026, the Funds did not hold any equity securities subject to contractual sale restrictions, and adoption of this ASU did not have a material impact on the Funds’ financial statements.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. Foreign governments and their agencies may enact policies that delay or place limits on repatriation of local currency to U.S. dollars. Market quoted rates for immediate currency settlement may have access or transaction volume restrictions that are insufficient to convert a significant portion of a fund’s local currency denominated assets and liabilities to U.S. dollars. On February 24, 2022, monetary policies were enacted by the National Bank of Ukraine (the “NBU”), limiting its local currency’s repatriation to ensure the steady functioning of the country’s financial system during the martial law legal regime. These policies significantly impact the ability of the Fund to convert local denominated assets and liabilities amounts to U.S. dollars using quoted immediate currency settlement rates. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on Funds’ Statements of Operations.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with abrdn Investments Limited, Global Evolution USA, LLC, and Ninety One North America, Inc. for the American Beacon Developing World Income Fund and with National Investment Services of America, LLC for the American

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

Beacon NIS Core Plus Bond Fund. Pursuant to the Investment Advisory Agreements, the Funds have agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on each Fund’s average daily net assets according to the following schedules:

abrdn Investments Limited

All Assets	0.50%

Global Evolution USA, LLC

All Assets	0.50%

Ninety One North America, Inc.

All Assets	0.50%

National Investment Services of America, LLC

First $1.5 billion	0.20%
Over $1.5 billion	0.18%

The Management and Sub-Advisory Fees paid by the Funds for the period ended July 31, 2026 were as follows:

Developing World Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$2,983,476
Sub-Advisory Fees	0.50%	4,086,438

Total	0.85%	$7,069,914

NIS Core Plus Bond Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$13,951
Sub-Advisory Fees	0.20%	7,971

Total	0.55%	$21,922

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended July 31, 2026, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Developing World Income	$726,141
NIS Core Plus Bond	68

As of July 31, 2026, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Developing World Income	$138,128
NIS Core Plus Bond	10

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a July 31, 2026 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	July 31, 2026 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	July 31, 2026 Fair Value
U.S. Government Money Market Select	Direct	Developing World Income	$145,378,288	$-	$-	$2,379,342	$145,378,288

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund.

During the period ended July 31, 2026, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
Developing World Income	$67,014

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended July 31, 2026, the Developing World Income Fund borrowed on average $22,499,083 for 2 days at an average interest rate of 4.45% with interest charges of $5,486. These amounts are recorded as “Loan interest expense” in the Statements of Operations. During the period ended July 31, 2026, the Developing World Income Fund participated as a lender and loaned $6,163,954 for 15 days at an average interest rate of 4.44% with interest charges earned of $23,080. This amount is included in “Interest income” on the Statements of Operations. During the period ended July 31, 2026, the NIS Core Plus Bond Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for certain classes of the Funds, through May 31, 2027, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended July 31, 2026, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	2/1/2026 - 5/31/2026	6/1/2026 - 7/31/2026	Reimbursed Expenses	(Recouped) Expenses
NIS Core Plus Bond	Y	0.53%	0.53%	$2,931	$-	2029-2030
NIS Core Plus Bond	A	0.78%	0.78%	1,887	-	2029-2030
NIS Core Plus Bond	C	1.53%	1.53%	14,078	-	2029-2030
NIS Core Plus Bond	R6	0.43%	0.43%	110,355	-	2029-2030

Of the above amounts, $23,737 was disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at July 31, 2026 for the NIS Core Plus Bond Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/ reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2029-2030. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
NIS Core Plus Bond	$-	$92,030	$90,093	2026-2027
NIS Core Plus Bond	-	259,239	-	2027-2028
NIS Core Plus Bond	-	265,423	-	2028-2029

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of July 31, 2026, one shareholder has been identified as representing an affiliated significant ownership of approximately 50% for the NIS Core Plus Bond Fund.

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended July 31, 2026, RID collected $20,812 for Developing World Income Fund. There were no sales charges collected for A Class Shares of NIS Core Plus Bond Fund.

A CDSC of 1% will be deducted with respect to A Class Shares on certain purchases of $500,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended July 31, 2026, there were no CDSC fees collected for the A Class Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended July 31, 2026, CDSC fees of $1,195 were collected for the C Class Shares of Developing World Income Fund. There were no CDSC fees collected for the C Class Shares of NIS Core Plus Bond Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $165,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all of a Fund’s portfolio securities,

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

OTC financial derivative instruments, such as foreign currency contracts and structured notes, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Manager or persons acting under their oversight and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has designated the Manager as responsible for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

The Manager has selected methods for valuing securities and other assets in circumstances where market quotes are not readily available, and oversees the application of those valuation methods. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods selected by the Manager, the fair value of the security or asset will be determined in good faith by the Valuation Committee.

When a Fund uses fair valuation methods that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Manager or persons acting under their oversight would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4. Securities and Other Investments

Asset-Backed Securities (“ABS”)

ABS are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables, home equity loans, and student loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Funds are permitted to invest in ABS, subject to the Funds’ rating and quality requirements.

The value of an ABS is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of ABS are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the ABS’s par value. Value is also affected if any credit enhancement has been exhausted.

Commercial Mortgage-Backed Securities (“CMBS”)

CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real estate property. CMBS are generally multi-class or passthrough securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. CMBS may be structured with multiple tranches, with subordinate tranches incurring greater risk of loss in exchange for a greater yield. The commercial mortgage loans that underlie CMBS often are structured so that a substantial portion of the loan principal, rather than being amortized over the loan term, is instead payable at maturity (as a “balloon payment”). Repayment of a significant portion of loan principal thus often depends upon the future availability of real estate financing (to refinance the loan) and/or upon the value and sale ability of the real estate at the relevant time. If borrowers are not able or willing to refinance or dispose of the encumbered property to pay the principal and interest owed on such mortgage loans, payments on the related CMBS (particularly subordinated classes of CMBS) will likely be adversely affected. The ultimate extent of the loss, if any, may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure of the mortgage encumbering the property and subsequent liquidation of the property, which can be costly and delayed by litigation and/or bankruptcy. The NIS Core Plus Bond Fund is permitted to invest in CMBS, subject to the Fund’s rating and quality requirements.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

Collateralized Mortgage Obligations (“CMO”)

CMOs and interests in real estate mortgage investment conduits are debt securities collateralized by mortgages or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage passthrough securities into different groups referred to as “tranches,” which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association (“FNMA”), a government-sponsored corporation owned entirely by private stockholders, and the Federal Home Loan Mortgage Corp (“FHLMC”), a corporate instrumentality of the United States created pursuant to an act of Congress that is owned entirely by the Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A Real Estate Mortgage Investment Conduit (“REMIC”) is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. A REMIC itself is generally exempt from federal income tax, but the income from its mortgages is taxable to its investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

The NIS Core Plus Bond Fund is permitted to invest in CMOs, subject to the Fund’s rating and quality requirements.

Credit-Linked Notes

The Developing World Income Fund may invest a significant portion of its assets in credit-linked notes (“CLNs”). CLNs are derivative debt obligations that are issued by limited purpose entities, such as Special Purpose Vehicles (“SPVs”), or by financial firms, such as banks, securities firms or their affiliates. They are structured so that their performance is linked to that of an underlying bond or other debt obligation (a “reference asset”), normally by means of an embedded or underlying credit default swap. The reference assets for the CLNs in which the Fund may invest will be limited to sovereign or quasi-sovereign debt instruments or other investments in which the Fund’s investment policies permit it to invest directly. The Fund may invest in CLNs when the Fund’s Sub-Advisor believes that doing so is more efficient than investing in the reference assets directly or when such direct investment by the Fund is not feasible due to legal or other restrictions.

Under the terms of a CLN, the Fund will receive a fixed or variable rate of interest on the outstanding principal amount of the CLN, which in turn will be subject to reduction (potentially down to zero) if a “credit event” occurs with respect to the underlying reference asset or its issuer. Such credit events will include payment defaults on the reference asset, and normally will also include events that do not involve an actual default, such as actual or potential insolvencies, repudiations of indebtedness, moratoria on payments, reference asset restructurings, limits on the convertibility or repatriation of currencies, and the imposition of ownership restrictions. If a credit event occurs, payments on the CLN would terminate, and the Fund normally would receive delivery of the underlying reference asset (or, in some cases, a comparable “deliverable” asset) in lieu of the repayment of principal. In some cases, however, including but not limited to instances where there has been a market disruption or in which it is or has become illegal, impossible or impracticable for the Fund to purchase, hold or receive the reference assets, the Fund may receive a cash settlement based on the value of the reference asset or a comparable instrument, less fees charged and certain expenses incurred by the CLN issuer.

CLNs are debt obligations of the CLN issuers, and the Fund would have no ownership or other property interest in the reference assets (other than following a credit event that results in the reference assets being delivered to the Fund) or any direct recourse to the issuers of those reference assets.

Fixed-Income Investments

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Funds’ NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage-backed securities (“MBS”) and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Debt Securities

The Funds may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed-income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Funds’ investments in such securities. The cost of servicing foreign debt will generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The Fund’s foreign debt securities may be held outside of the United States in the primary market for the securities in the custody of certain eligible foreign banks and trust companies, as permitted under the Investment Company Act. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers and the risks similar to those of foreign securities, such as the fact that foreign markets can be extremely volatile, foreign debt securities may be less liquid than securities of U.S. issuers, and transaction fees, custodial costs, currency conversion costs and other fees are generally higher for foreign debt securities. In addition, developing markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

The prices of such securities may be more volatile than those of domestic securities. Equity securities may trade at price/earnings multiples higher than comparable U.S. securities, and such levels may not be sustainable. The

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

economies of many of the countries in which the Fund may invest are not as developed as the U.S. economy, and individual foreign economies can differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self sufficiency, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.

Developing Market Investments

The Developing World Income Fund may invest a significant portion of its assets in debt securities associated with a particular geographic region or country, including developing markets. Developing countries include all countries in the world except the countries that are classified by MSCI Inc. as “developed markets.” Developing countries typically have lower incomes, less integrated financial markets, smaller economies, and less mature political systems compared to developed countries. Developing countries are commonly located in Africa, the Asia-Pacific region, Central or Eastern Europe, the Middle East, Central America or the Caribbean, and South America. Frontier market countries have smaller, newer and/or less developed economies; less developed, less liquid and/or lower-capitalization capital markets; and less developed political and legal systems than those of other developing markets. These countries typically are located in the Asia-Pacific region, Central and Eastern Europe and the former Soviet Union, the Middle East, Central and South America, and Africa.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

The Manager and the sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the period ended July 31, 2026 are disclosed in the Notes to the Schedules of Investments.

Inflation-Indexed Linked Securities

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Municipal Securities

Municipal securities may include general obligation bonds, municipal lease obligations, resource recovery obligations, and revenue obligations. The NIS Core Plus Bond Fund may invest in municipal securities the interest on which is excludable from gross income for federal income tax purposes (“tax-exempt”), as well as municipal securities the interest on which is taxable. Municipal securities are subject to credit risk where a municipal issuer of a security might not make interest or principal payments on a security as they become due. Municipal securities are also subject to interest rate risk. A downgrade in the issuer’s or security’s credit rating can reduce the market value of the security. A number of municipalities may face severe financial hardship making the possibility of their defaulting on obligations, and/or declaring bankruptcy where allowable, a risk to the value of municipal securities held by the Fund. General obligation bonds are secured by the pledge of the issuer’s full faith, credit, and usually, taxing power. The taxing power may be an unlimited ad valorem tax or a limited tax, usually on real estate and personal property. Most states do not tax real estate, but leave that power to local units of government. Municipal lease obligations are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality’s credit and thus interest thereon may become taxable if the lease is assigned. If funds are not appropriated for the following year’s lease payments, a lease may terminate with the possibility of default on the lease obligation. Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of these obligations. Revenue obligations are backed by the revenue cash flow of a project or facility. The interest on

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

such obligations is payable only from the revenues derived from a particular project, facility, specific excise tax or other revenue source. Revenue obligations are not a debt or liability of the local or state government and do not obligate that government to levy or pledge any form of taxation or to make any appropriation for payment.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies. The Funds may invest in securities of an investment company advised by the Manager, with respect to which the Manager also receives a management fee. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invest in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation.

Real Estate Related Investments

A Fund may gain exposure to the real estate sector by investing in real estate-linked derivatives, REITs, and common, preferred and convertible securities of issuers in real estate-related industries. Adverse economic, business or political developments affecting real estate could have a major effect on the value of a Fund’s investments. Investing in securities issued by real estate and real estate-related companies may subject the Fund to risks associated with the direct ownership of real estate. Changes in interest rates, debt leverage ratios, debt maturity schedules, and the availability of credit to real estate companies may also affect the value of the Funds investment in real estate securities. Real estate securities are dependent upon specialized management skills at the operating company level, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of properties. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. The real estate industry tends to be cyclical. Such cycles may adversely affect the value of a Fund’s portfolio. A Fund will indirectly bear a proportionate share of a REIT’s ongoing operating fees and expense. In addition, a REIT is subject to the possibility of failing to (a) qualify for tax-free “pass-through” of distributed net income and net realized gains under the Internal Revenue Code and (b) maintain exemption eligibility from Investment Company Act registration requirements.

Sovereign and Quasi-Sovereign Government and Supranational Debt

The Developing World Income Fund can invest in debt securities issued or guaranteed by foreign governments and their political subdivisions or agencies which involve special risks. Sovereign debt differs from

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Sovereign debt securities may include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries; debt securities issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; participations in loans between emerging market governments and financial institutions; and Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness.

Supranational entities may also issue debt securities. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Included among these organizations are the Asian Development Bank, the European Investment Bank, the Inter-American Development Bank, the International Monetary Fund, the United Nations, the World Bank and the European Bank for Reconstruction and Development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal to the extent their assets are insufficient. Further, the lending activities of such entities are limited to a percentage of their total capital, reserves and net income.

U.S. Agency Obligations – Federal National Mortgage Association (“FNMA”)

FNMA Guaranteed Mortgage Pass-Through Certificates or Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

The Funds may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Funds with a certain degree of protection against rises in interest rates, the Funds will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Funds may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect a Fund’s investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of securities, or the cash value of the securities or the securities index, at an agreed upon future date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A Non-Deliverable Forward (“NDF”) is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount.

The Developing World Income Fund’s forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each month end.

During the period ended July 31, 2026, the Developing World Income Fund entered into forward foreign currency contracts primarily for hedging.

Average Forward Foreign Currency Notional Amounts Outstanding Period Ended July 31, 2026
Fund	Purchased Contracts	Sold Contracts
Developing World Income	$10,915,925	$72,654,631

The following is a summary of the fair valuations of the Developing World Income Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statements of Assets and Liabilities as of July 31, 2026:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$260,938	$-	$-	$-	$260,938

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(865,801)	$-	$-	$-	$(865,801)

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

The effect of financial derivative instruments on the Statements of Operations as of July 31, 2026

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$867,845	$-	$-	$-	$867,845

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$387,895	$-	$-	$-	$387,895

(1) See Note 3 in the Notes to Financial Statements for additional information.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, July 31, 2026.

Developing World Income

Offsetting of Financial and Derivative Assets as of July 31, 2026:
	Assets	Liabilities
Forward Foreign Currency Contracts	$260,938	$865,801

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$260,938	$865,801

Total derivative assets and liabilities subject to an MNA	$260,938	$865,801

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of July 31, 2026:
			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount
Citibank NA	$88,048	$(88,048)	$-	$-	$-
Deutsche Bank AG	61,385	(61,385)	-	-	-
HSBC Bank PLC	20,447	(20,447)	-	-	-
Standard Chartered Bank	91,058	(91,058)	-	-	-

Total	$260,938	$(260,938)	$-	$-	$-

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

			Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
Citibank NA	$106,346	$(88,048)	$-	$-	$(18,298)
Deutsche Bank AG	214,109	(61,385)	-	-	(152,724)
HSBC Bank PLC	46,633	(20,447)	-	-	(26,186)
Standard Chartered Bank	184,882	(91,058)	-	(93,824)	-
State Street Bank & Trust Co.	313,831	-	-	-	(313,831)

Total	$865,801	$(260,938)	$-	$(93,824)	$(511,039)

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, credit risk, interest rate risk, prepayment risk and extension risk. A decline in the credit quality of the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. A Collateralized Mortgage Obligation (“CMO”) is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal on CMOs is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by government agencies, and their income streams. CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. Commercial mortgage-backed securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. CMBS are subject to the risks generally associated with mortgage-backed securities. CMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages. CMBS also are subject to many of the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result, a Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisors require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. The Funds may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and may make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since the Fund can invest significantly in high yield investments that are considered speculative in nature, this risk may be substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of the Fund’s securities, could affect the Fund’s performance.

Currency Risk

The Funds may have exposure to foreign currencies by using various instruments described below. Foreign currencies may fluctuate significantly over short periods of time, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments or central banks, and may be affected by currency controls or political developments in the U.S. or abroad. Foreign currencies may also decline in value relative to the U.S. dollar and other currencies and thereby affect the Funds’ investments in non-U.S. currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, non U.S. currencies.

Custody Risk

The Funds may invest in markets that are less developed than those in the U.S., which may expose the Funds to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in frontier and emerging markets may be subject to greater custody risks than investments in more developed markets.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Funds, their service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Funds’ shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Funds or their service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Funds or their service providers to identify all of the operational risks that may affect the Funds or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Funds cannot control the cybersecurity and operational plans and systems of their service providers, their counterparties or the issuers of securities in which the Funds invest. The issuers of the Funds’ investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Funds’ investments, leading to significant loss of value.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose a Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those securities. Derivatives can be highly complex and their use within a management strategy can require specialized skills. There can be no assurance that any strategy used will succeed. If a sub-advisor incorrectly forecasts stock market values, or the direction of interest rates or currency exchange rates in utilizing a specific derivatives strategy for a Fund, a Fund could lose money. In addition, leverage embedded in a derivative instrument can expose a Fund to greater risk and increase its costs. Gains or losses in the value of a derivative instrument may be magnified and be much greater than the derivative’s original cost (generally the initial margin deposit). There may also be material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment, for example, where a Fund may be called upon to deliver a security it does not own. As a result, a Fund could lose more than the amount it invests. Derivatives may at times be illiquid and may be more volatile than other types of investments. A Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Certain derivatives may also be difficult to value, and valuation may be more difficult in times of market turmoil.

A Fund may buy or sell derivatives not traded on organized exchanges. A Fund may also enter into transactions that are not cleared through clearing organizations. These types of transactions may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, a Fund may not recover its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Certain derivatives require a Fund to post margin to secure its future obligation; if a Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements at a time when it may be disadvantageous to do so. A Fund’s use of derivatives also may create financial leverage, which may result in losses that exceed the amount originally invested and accelerate the rate of losses. Suitable derivatives may not be available in all circumstances, and there can be no assurance that a Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a sub-advisor may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found.

Although a Fund may attempt to hedge against certain risks, the hedging instruments may not perform as expected and could produce losses. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had a Fund not used the hedging instruments. A Fund may not hedge certain risks in particular situations, even if suitable instruments are available.

A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations. Ongoing changes to the regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit a Fund’s ability to pursue its investment strategies. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation may make derivatives more costly, may limit their availability, may disrupt markets, or may otherwise adversely affect their value or performance. In addition to other changes, these rules provide for central clearing of derivatives that in the past were traded exclusively over-the-counter and may increase costs and margin requirements, but are expected to reduce certain counterparty risks.

Developing Markets Risk

When investing in developing markets, the risks of investing in foreign securities are heightened. Developing markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

and other developed markets. There are also risks of: greater political and economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; the imposition of economic sanctions or other government restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for developing market securities; trading suspensions and other restrictions on investment; delays and disruptions in securities settlement procedures; greater sensitivity to interest rate changes; currency exchange rate volatility and currency inflation or deflation; and significant limitations on investor rights and recourse. The economies and political environments of developing market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. The governments of developing market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available or less reliable information about issuers in developing markets than would be available about issuers in developed markets, which can impede a sub-advisor’s ability to accurately evaluate foreign securities. Such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Developing markets may possess less developed regulatory or legal structures governing private and foreign investment, and also may be more vulnerable to market manipulation, corruption and fraud. These matters have the potential to impact a Fund’s investment objectives and performance.

The risks of investing in developing market countries are magnified in developing market countries, which generally have smaller economies and less developed capital markets and legal, regulatory and political systems than other developing market countries. The magnification of risks is generally the result of: (1) the potential for extreme price volatility and illiquidity in developing markets; (2) government ownership or control of parts of the private sector or other protectionist measures, including managed adjustments in relative currency values, trade barriers, and exchange controls; (3) large currency fluctuations; (4) fewer companies and investment opportunities; or (5) inadequate investor protections and regulatory enforcement, and the relatively new and unsettled securities laws in many developing countries. Investments that a Fund holds may be exposed to these risks, which could have a negative impact on their value.

Environmental, Social, and/or Governance Investing Risk

The Developing World Income Fund’s incorporation of environmental, social and/or governance (“ESG”) considerations, including criteria as determined by the sub-advisor, in its investment strategy may cause it to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by a Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in a Fund. A Fund’s ESG investment considerations may also affect a Fund’s exposure to certain sectors or types of investments, which may impact a Fund’s relative investment performance depending on the performance of issuers in those sectors relative to issuers in the broader market. A Fund may not be able to take advantage of certain investment opportunities due to these considerations, which may adversely affect investment performance. A Fund may underperform funds that do not incorporate these considerations. A Fund’s sub-advisor is dependent on available information to assist in the use of ESG investment considerations, and, because there are few generally accepted standards to use in such considerations, the information and considerations used for a Fund may differ from the information and considerations used for other funds. The limited availability of such information, as well as errors in or omissions from such information could result in incorrect evaluations of potential investments. There is no guarantee that a Fund’s efforts to select investments that meet a Fund’s ESG investing considerations will be successful.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity,

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

(4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in developing markets, the risks of investing in foreign securities are heightened.

Interest Rate Risk

Investments in fixed-income securities or derivatives that are influenced by interest rates are subject to interest rate risk. The value of the Funds’ fixed-income investments typically will fall when interest rates rise. The Funds may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of four years, a 1% increase in interest rates could be expected to result in a 4% decrease in the value of the bond. Yields of debt securities will fluctuate over time. As of the date of this Prospectus, interest rates are historically low. During periods of very low or negative interest rates, the Funds may be unable to maintain positive returns. Certain European countries and Japan have recently experienced negative interest rates on deposits and debt securities have traded at negative yields. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from

Fund performance to the extent the Funds are exposed to such interest rates. To the extent the Funds hold an investment with a negative interest rate to maturity, the Funds would generate a negative return on that investment. Conversely, in the future, interest rates may rise significantly and/or rapidly, potentially resulting in substantial losses to the Funds.

Leverage Risk

A Fund’s use of futures, forward foreign currency contracts, swaps and other derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that a Fund will have the potential for greater losses than if a Fund does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of an increase or decrease in a Fund’s exposure to an asset or class of assets and may cause a Fund’s NAV to be volatile.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. Periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or geographic region, continue to recur. The value of a security may decline due to adverse issuer-specific conditions or general market conditions unrelated to a particular issuer, such as real or perceived adverse geopolitical, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest, currency or inflation rates, lack of liquidity in the markets, public perceptions concerning these developments or adverse market sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity, which may adversely affect the value of your investment. Such market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, a reduction in the willingness and ability of some lenders to extend credit, difficulties for some borrowers in obtaining financing on attractive terms, if at all, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Adverse market events may also lead to increased shareholder redemptions, which could cause a Fund to sell investments at an inopportune time to meet redemption requests by shareholders and may increase a Fund’s portfolio turnover, which could increase the costs that a Fund incurs and lower a Fund’s performance. Even when securities markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market.

Policy changes by the U.S. government and/or Federal Reserve and economic and political changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

Market Timing Risk

The Developing World Income Fund is subject to the risk of market timing activities due to the nature of its investments, which requires the Fund in certain instances to fair value certain of its investments. Frequent trading by Fund shareholders poses risks to other shareholders in the Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Fund may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high-yield and foreign securities. The limited trading activity of some high-yield securities may result in market prices that do not reflect the true market value of these securities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. In such instances, the Fund may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the NAV of the Fund’s shares. While the Manager monitors trading in the Fund, there is no guarantee that it can detect all market timing activities.

Municipal Securities Risk

The municipal securities market could be significantly affected by adverse political and legislative changes, as well as uncertainties related to taxation or the rights of municipal security holders. Changes in the financial health of a municipality may make it difficult for it to pay interest and principal when due. In addition, changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers can affect the overall municipal securities market. Changes in market conditions may directly impact the liquidity and valuation of municipal securities, which may, in turn, adversely affect the yield and value of the Fund’s municipal securities investments. Declines in real estate prices and general business activity may reduce the tax revenues of state and local governments. In recent periods an increasing number of municipal issuers have defaulted on obligations, been downgraded, or commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse. Because many municipal securities are issued to finance similar types of projects, especially those related to education, health care, housing, transportation, and utilities, conditions in those sectors can affect the overall municipal securities market.

Multiple Sub-Advisor Risk

The Manager may allocate the Developing World Income Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in selecting and overseeing the sub-advisors and allocating the Fund’s assets to sub-advisors. The sub-advisors’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each sub-advisor makes its trading decisions independently, the sub-advisors may purchase or sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses.

Other Investment Companies Risk

To the extent that the Funds invest in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If the Funds invest in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. A Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If a Fund buys those securities at a premium, accelerated prepayments on those securities could cause a Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

The U.S. Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors could stop or reverse such changes. It is difficult to accurately predict the various economic and political factors that influence the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Changes in interest rates could lead to an economic slowdown in the U.S. and abroad, significant market volatility and reduced liquidity in certain sectors of the market.

Tensions, war, or open conflict between nations, such as among the United States, Israel and Iran, between Russia and Ukraine, otherwise in the Middle East or in eastern Asia could affect the economies of many nations, including the United States and may contribute to increased volatility and uncertainty in the financial markets. The extent and duration of ongoing hostilities and related sanctions and the repercussions of such events cannot be predicted. Those events have presented and could continue to present material uncertainty and risk with respect to markets globally, including in the oil and gas markets and potentially other industries and sectors, and the performance of a Fund and its investments or operations could be negatively impacted.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, which can occur relatively rapidly, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact issuer and market performance. As a consequence, a Fund’s holdings and its overall performance could be negatively impacted.

Global climate change may affect property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen. The impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Redemption Risk

The Funds may experience periods of heavy redemptions that could cause the Funds to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

investors or intermediaries control a large percentage of investments in the Funds, have short investment horizons, or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt the Funds’ performance. This risk is heightened if the Fund invests in emerging market securities, which are generally less liquid than the securities of U.S. and other developed markets. The sale of assets to meet redemption requests may create net capital gains or losses, which could cause the Funds to have to distribute substantial capital gains.

Sovereign and Quasi-Sovereign Debt Risk

An investment in sovereign and quasi-sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign and quasi-sovereign debt securities are issued or guaranteed by a sovereign government or entity affiliated with or backed by a sovereign government. The issuer of the sovereign or quasi-sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. In addition, these investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. A governmental entity that defaults on an obligation may request additional time in which to pay or receive further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to a Fund. Investments in government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (‘‘Ginnie Mae’’); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent the Funds hold securities of such issuers, it might not be able to recover its investment from the U.S. Government. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U. S. government to obtain new financing.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

U.S. Treasury Obligations Risk

The value of U.S. Treasury obligations may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investments in obligations issued by the U.S. Treasury to decline. Certain political events in the U.S., such as a prolonged government shut down, may also cause investors to lose confidence in the U.S. government and may cause the value of U.S. Treasury obligations to decline.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, SEC rules and applicable accounting protocols may require a Fund to value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV.

Variable and Floating Rate Securities Risk

The coupons on certain fixed-income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, Secured Overnight Financing Rate (“SOFR”) or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended January 31, 2026 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of July 31, 2026, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Developing World Income	$1,794,532,174	$70,203,209	$(36,639,241)	$33,563,968
NIS Core Plus Bond	8,231,508	29,819	(341,221)	(311,402)

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at January 31, their fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of January 31, 2026, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Developing World Income	$8,305,891	$43,877,544
NIS Core Plus Bond	229,710	428,666

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended July 31, 2026 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Developing World Income	$529,492,942	$13,537,105	$363,928,651	$2,411,765
NIS Core Plus Bond	1,582,288	1,668,723	1,658,994	1,343,209

A summary of the Funds’ transactions in the USG Select Fund for the period ended July 31, 2026 were as follows:

Fund	Type of Transaction	January 31, 2026 Shares/Fair Value	Purchases	Sales	July 31, 2026 Shares/Fair Value
Developing World Income	Direct	$197,213,529	$1,092,658,600	$1,144,493,841	$145,378,288

9. Borrowing Arrangements

Effective November 6, 2025 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”)

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2025.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2025.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended July 31, 2026, the Funds did not utilize these facilities.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended		Year Ended
	July 31, 2026 (unaudited)		January 31, 2026
Developing World Income Fund	Shares	Amount	Shares	Amount
Shares sold	10,365,894	$80,447,488	22,960,937	$169,968,816
Reinvestment of dividends	961,955	7,410,994	1,447,910	10,528,964
Shares redeemed	(17,744,501)	(137,680,629)	(7,721,777)	(56,647,904)

Net increase (decrease) in shares outstanding	(6,416,652)	$(49,822,147)	16,687,070	$123,849,876

	Y Class
	Six Months Ended		Year Ended
	July 31, 2026 (unaudited)		January 31, 2026
Developing World Income Fund	Shares	Amount	Shares	Amount
Shares sold	63,245,784	$489,710,480	115,140,706	$847,142,739
Reinvestment of dividends	8,383,135	64,590,822	10,842,840	78,891,261
Shares redeemed	(48,517,848)	(374,211,248)	(40,844,348)	(296,200,573)

Net increase in shares outstanding	23,111,071	$180,090,054	85,139,198	$629,833,427

	Investor Class
	Six Months Ended		Year Ended
	July 31, 2026 (unaudited)		January 31, 2026
Developing World Income Fund	Shares	Amount	Shares	Amount
Shares sold	10,772,993	$83,419,786	20,840,011	$152,105,172
Reinvestment of dividends	1,034,756	7,956,293	1,421,794	10,314,097
Shares redeemed	(7,088,150)	(54,604,370)	(11,558,992)	(83,769,324)

Net increase in shares outstanding	4,719,599	$36,771,709	10,702,813	$78,649,945

American Beacon FundsSM

Notes to Financial Statements

July 31, 2026 (unaudited)

	A Class
	Six Months Ended		Year Ended
	July 31, 2026 (unaudited)		January 31, 2026
Developing World Income Fund	Shares	Amount	Shares	Amount
Shares sold	1,067,378	$8,275,225	2,335,142	$17,169,795
Reinvestment of dividends	137,904	1,061,852	153,659	1,119,346
Shares redeemed	(340,902)	(2,630,480)	(615,768)	(4,464,844)

Net increase in shares outstanding	864,380	$6,706,597	1,873,033	$13,824,297

	C Class
	Six Months Ended		Year Ended
	July 31, 2026 (unaudited)		January 31, 2026
Developing World Income Fund	Shares	Amount	Shares	Amount
Shares sold	223,684	$1,715,954	695,114	$5,048,594
Reinvestment of dividends	79,366	606,458	155,033	1,114,603
Shares redeemed	(355,898)	(2,735,494)	(550,967)	(4,041,720)

Net increase (decrease) in shares outstanding	(52,848)	$(413,082)	299,180	$2,121,477

	Y Class
	Six Months Ended		Year Ended
	July 31, 2026 (unaudited)		January 31, 2026
NIS Core Plus Bond Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	710	$6,105
Reinvestment of dividends	247	2,119	527	4,549
Shares redeemed	-	-	(3,083)	(26,386)

Net increase (decrease) in shares outstanding	247	$2,119	(1,846)	$(15,732)

	A Class
	Six Months Ended		Year Ended
	July 31, 2026 (unaudited)		January 31, 2026
NIS Core Plus Bond Fund	Shares	Amount	Shares	Amount
Shares sold	694	$6,001	411	$3,576
Reinvestment of dividends	82	698	135	1,175
Shares redeemed	(1)	(3)	(411)	(3,569)

Net increase in shares outstanding	775	$6,696	135	$1,182

	C Class
	Six Months Ended		Year Ended
	July 31, 2026 (unaudited)		January 31, 2026
NIS Core Plus Bond Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	1,357	$11,819
Reinvestment of dividends	1,520	13,069	4,357	37,663
Shares redeemed	(42,620)	(366,924)	(29,072)	(252,238)

Net (decrease) in shares outstanding	(41,100)	$(353,855)	(23,358)	$(202,756)

	R6 Class
	Six Months Ended		Year Ended
	July 31, 2026 (unaudited)		January 31, 2026
NIS Core Plus Bond Fund	Shares	Amount	Shares	Amount
Shares sold	34,024	$289,934	100,284	$858,073
Reinvestment of dividends	7,298	62,634	14,656	126,635
Shares redeemed	(269)	(2,306)	(56,019)	(483,862)

Net increase in shares outstanding	41,053	$350,262	58,921	$500,846

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon Developing World Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Six Months Ended July 31, 2026G (unaudited)		Year Ended January 31,
			2026		2025		2024		2023	2022

Net asset value, beginning of period	$7.78		$7.20		$6.93		$6.92		$8.16	$8.34

Income (loss) from investment operations:
Net investment income	0.40	A	0.79	A	0.89	A	0.68		0.61	0.68
Net gains (losses) on investments (both realized and unrealized)	(0.01)		0.55		0.24		0.00	B	(1.24)	(0.20)

Total income (loss) from investment operations	0.39		1.34		1.13		0.68		(0.63)	0.48

Less distributions:
Dividends from net investment income	(0.39)		(0.76)		(0.86)		(0.67)		(0.44)	(0.66)
Tax return of capitalC	-		-		-		-		(0.17)	-

Total distributions	(0.39)		(0.76)		(0.86)		(0.67)		(0.61)	(0.66)

Redemption fees added to beneficial interestsB	-		-		-		-		-	-

Net asset value, end of period	$7.78		$7.78		$7.20		$6.93		$6.92	$8.16

Total returnD	5.16	%E	19.94%		17.33%		10.52%		(7.50)%	5.80%

Ratios and supplemental data:
Net assets, end of period	$164,539,853		$214,356,258		$78,290,359		$52,304,497		$46,282,796	$47,897,191
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.99	%F	1.05%		1.09%		1.09%		1.12%	1.06%
Expenses, net of reimbursements and/or recoupments	0.99	%F	1.05%		1.09%		1.09%		1.12%	1.06%
Net investment income, before expense reimbursements and/or recoupments	10.20	%F	10.75%		12.49%		10.14%		8.81%	7.79%
Net investment income, net of reimbursements and/or recoupments	10.20	%F	10.75%		12.49%		10.14%		8.81%	7.79%
Portfolio turnover rate	26	%E	34%		42%		26%		42%	39%

A	Per share amounts have been calculated using the average shares method.
B	Amount represents less than $0.01 per share.
C	Tax return of capital is calculated based on shares outstanding at the time of distribution.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	On February 2, 2026, Ninety One North America, Inc. began managing assets of the Fund.

See accompanying notes

American Beacon Developing World Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended July 31, 2026G (unaudited)		Year Ended January 31,
			2026		2025		2024		2023	2022

Net asset value, beginning of period	$7.78		$7.21		$6.93		$6.92		$8.16	$8.35

Income (loss) from investment operations:
Net investment income	0.40	A	0.79	A	0.89	A	0.67		0.61	0.65
Net gains (losses) on investments (both realized and unrealized)	(0.01)		0.54		0.25		(0.00	)B	(1.25)	(0.19)

Total income (loss) from investment operations	0.39		1.33		1.14		0.67		(0.64)	0.46

Less distributions:
Dividends from net investment income	(0.39)		(0.76)		(0.86)		(0.66)		(0.43)	(0.65)
Tax return of capitalC	-		-		-		-		(0.17)	-

Total distributions	(0.39)		(0.76)		(0.86)		(0.66)		(0.60)	(0.65)

Redemption fees added to beneficial interestsB	-		-		-		-		-	-

Net asset value, end of period	$7.78		$7.78		$7.21		$6.93		$6.92	$8.16

Total returnD	5.14	%E	19.75%		17.44%		10.46%		(7.55)%	5.61%

Ratios and supplemental data:
Net assets, end of period	$1,455,419,484		$1,275,058,988		$567,422,035		$389,293,148		$305,728,868	$397,300,935
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.05	%F	1.08%		1.12%		1.15%		1.17%	1.13%
Expenses, net of reimbursements and/or recoupments	1.05	%F	1.08%		1.12%		1.15%		1.17%	1.13%
Net investment income, before expense reimbursements and/or recoupments	10.25	%F	10.74%		12.44%		10.13%		8.74%	7.86%
Net investment income, net of reimbursements and/or recoupments	10.25	%F	10.74%		12.44%		10.13%		8.74%	7.86%
Portfolio turnover rate	26	%E	34%		42%		26%		42%	39%

A	Per share amounts have been calculated using the average shares method.
B	Amount represents less than $0.01 per share.
C	Tax return of capital is calculated based on shares outstanding at the time of distribution.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	On February 2, 2026, Ninety One North America, Inc. began managing assets of the Fund.

See accompanying notes

American Beacon Developing World Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended July 31, 2026G (unaudited)		Year Ended January 31,
			2026		2025		2024		2023	2022

Net asset value, beginning of period	$7.76		$7.19		$6.92		$6.91		$8.15	$8.33

Income (loss) from investment operations:
Net investment income	0.38	A	0.77	A	0.88	A	0.65		0.60	0.62
Net gains (losses) on investments (both realized and unrealized)	(0.00	)B	0.54		0.23		(0.00	)B	(1.25)	(0.17)

Total income (loss) from investment operations	0.38		1.31		1.11		0.65		(0.65)	0.45

Less distributions:
Dividends from net investment income	(0.38)		(0.74)		(0.84)		(0.64)		(0.43)	(0.63)
Tax return of capitalC	-		-		-		-		(0.16)	-

Total distributions	(0.38)		(0.74)		(0.84)		(0.64)		(0.59)	(0.63)

Redemption fees added to beneficial interestsB	-		-		-		-		-	-

Net asset value, end of period	$7.76		$7.76		$7.19		$6.92		$6.91	$8.15

Total returnD	5.03	%E	19.52%		17.02%		10.19%		(7.81)%	5.47%

Ratios and supplemental data:
Net assets, end of period	$201,699,360		$165,005,817		$75,898,242		$35,099,499		$35,767,335	$51,845,178
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.29	%F	1.31%		1.38%		1.41%		1.44%	1.38%
Expenses, net of reimbursements and/or recoupments	1.29	%F	1.31%		1.38%		1.41%		1.44%	1.38%
Net investment income, before expense reimbursements and/or recoupments	9.99	%F	10.53%		12.34%		9.77%		8.38%	7.50%
Net investment income, net of reimbursements and/or recoupments	9.99	%F	10.53%		12.34%		9.77%		8.38%	7.50%
Portfolio turnover rate	26	%E	34%		42%		26%		42%	39%

A	Per share amounts have been calculated using the average shares method.
B	Amount represents less than $0.01 per share.
C	Tax return of capital is calculated based on shares outstanding at the time of distribution.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	On February 2, 2026, Ninety One North America, Inc. began managing assets of the Fund.

See accompanying notes

American Beacon Developing World Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended July 31, 2026G (unaudited)		Year Ended January 31,
			2026		2025		2024	2023	2022

Net asset value, beginning of period	$7.77		$7.20		$6.92		$6.92	$8.15	$8.34

Income (loss) from investment operations:
Net investment income	0.39	A	0.77	A	0.87	A	0.63	0.66	0.61
Net gains (losses) on investments (both realized and unrealized)	0.00	C	0.54		0.25		0.01	(1.30)	(0.17)

Total income (loss) from investment operations	0.39		1.31		1.12		0.64	(0.64)	0.44

Less distributions:
Dividends from net investment income	(0.38)		(0.74)		(0.84)		(0.64)	(0.43)	(0.63)
Tax return of capitalB	-		-		-		-	(0.16)	-

Total distributions	(0.38)		(0.74)		(0.84)		(0.64)	(0.59)	(0.63)

Redemption fees added to beneficial interestsC	-		-		-		-	-	-

Net asset value, end of period	$7.78		$7.77		$7.20		$6.92	$6.92	$8.15

Total returnD	5.16	%E	19.46%		17.15%		9.98%	(7.67)%	5.32%

Ratios and supplemental data:
Net assets, end of period	$28,103,321		$21,374,763		$6,312,947		$3,179,862	$2,574,241	$5,855,674
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.29	%F	1.34%		1.39%		1.44%	1.41%	1.36%
Expenses, net of reimbursements and/or recoupments	1.29	%F	1.34%		1.39%		1.44%	1.41%	1.36%
Net investment income, before expense reimbursements and/or recoupments	10.06	%F	10.52%		12.17%		9.79%	8.28%	7.62%
Net investment income, net of reimbursements and/or recoupments	10.06	%F	10.52%		12.17%		9.79%	8.28%	7.62%
Portfolio turnover rate	26	%E	34%		42%		26%	42%	39%

A	Per share amounts have been calculated using the average shares method.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	On February 2, 2026, Ninety One North America, Inc. began managing assets of the Fund.

See accompanying notes

American Beacon Developing World Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended July 31, 2026G (unaudited)		Year Ended January 31,
			2026		2025		2024	2023	2022

Net asset value, beginning of period	$7.71		$7.15		$6.88		$6.88	$8.11	$8.30

Income (loss) from investment operations:
Net investment income	0.35	A	0.70	A	0.80	A	0.60	0.54	0.56
Net gains (losses) on investments (both realized and unrealized)	0.00	C	0.55		0.26		(0.01)	(1.24)	(0.18)

Total income (loss) from investment operations	0.35		1.25		1.06		0.59	(0.70)	0.38

Less distributions:
Dividends from net investment income	(0.35)		(0.69)		(0.79)		(0.59)	(0.38)	(0.57)
Tax return of capitalB	-		-		-		-	(0.15)	-

Total distributions	(0.35)		(0.69)		(0.79)		(0.59)	(0.53)	(0.57)

Redemption fees added to beneficial interestsC	-		-		-		-	-	-

Net asset value, end of period	$7.71		$7.71		$7.15		$6.88	$6.88	$8.11

Total returnD	4.67	%E	18.58%		16.25%		9.26%	(8.41)%	4.58%

Ratios and supplemental data:
Net assets, end of period	$12,993,671		$13,402,027		$10,283,909		$8,609,551	$7,880,681	$9,775,702
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.04	%F	2.07%		2.12%		2.17%	2.18%	2.12%
Expenses, net of reimbursements and/or recoupments	2.04	%F	2.07%		2.12%		2.17%	2.18%	2.12%
Net investment income, before expense reimbursements and/or recoupments	9.09	%F	9.69%		11.37%		9.07%	7.69%	6.75%
Net investment income, net of reimbursements and/or recoupments	9.09	%F	9.69%		11.37%		9.07%	7.69%	6.75%
Portfolio turnover rate	26	%E	34%		42%		26%	42%	39%

A	Per share amounts have been calculated using the average shares method.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	On February 2, 2026, Ninety One North America, Inc. began managing assets of the Fund.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended July 31, 2026 (unaudited)		Year Ended January 31,
			2026		2025		2024	2023	2022

Net asset value, beginning of period	$8.68		$8.48		$8.56		$8.62	$9.69	$10.04

Income (loss) from investment operations:
Net investment income	0.19	A	0.37	A	0.36	A	0.32	0.25	0.18
Net gains (losses) on investments (both realized and unrealized)	(0.24)		0.21		(0.06)		(0.05)	(1.06)	(0.32)

Total income (loss) from investment operations	(0.05)		0.58		0.30		0.27	(0.81)	(0.14)

Less distributions:
Dividends from net investment income	(0.19)		(0.38)		(0.38)		(0.33)	(0.26)	(0.21)

Total distributions	(0.19)		(0.38)		(0.38)		(0.33)	(0.26)	(0.21)

Net asset value, end of period	$8.44		$8.68		$8.48		$8.56	$8.62	$9.69

Total returnB	(0.61	)%C	6.95%		3.52%		3.29%	(8.31)%	(1.43)%

Ratios and supplemental data:
Net assets, end of period	$180,339		$183,257		$194,660		$85,621	$86,168	$96,859
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	3.75	%D	3.67%		4.45%		3.19%	3.42%	6.02	%E
Expenses, net of reimbursements and/or recoupments	0.53	%D	0.54	%F	0.53%		0.53%	0.53%	0.53%
Net investment income (loss), before expense reimbursements and/or recoupments	1.32	%D	1.23%		0.30%		1.17%	(0.08)%	(3.68	)%E
Net investment income, net of reimbursements and/or recoupments	4.54	%D	4.36%		4.22%		3.83%	2.81%	1.81%
Portfolio turnover rate	38	%C	80%		72%		132%	114%	127%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Includes non-recurring organization and offering costs.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.53% for the period ended January 31, 2026.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended July 31, 2026 (unaudited)		Year Ended January 31,
			2026		2025		2024	2023	2022

Net asset value, beginning of period	$8.67		$8.47		$8.56		$8.62	$9.69	$10.04

Income (loss) from investment operations:
Net investment income	0.18	A	0.35	A	0.34	A	0.30	0.24	0.15
Net gains (losses) on investments (both realized and unrealized)	(0.24)		0.21		(0.08)		(0.05)	(1.07)	(0.32)

Total income (loss) from investment operations	(0.06)		0.56		0.26		0.25	(0.83)	(0.17)

Less distributions:
Dividends from net investment income	(0.18)		(0.36)		(0.35)		(0.31)	(0.24)	(0.18)

Total distributions	(0.18)		(0.36)		(0.35)		(0.31)	(0.24)	(0.18)

Net asset value, end of period	$8.43		$8.67		$8.47		$8.56	$8.62	$9.69

Total returnB	(0.73	)%C	6.69%		3.05%		3.04%	(8.54)%	(1.68)%

Ratios and supplemental data:
Net assets, end of period	$119,021		$115,640		$111,813		$111,937	$111,692	$96,859
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	3.94	%D	3.90%		4.66%		3.45%	3.69%	6.29	%E
Expenses, net of reimbursements and/or recoupments	0.78	%D	0.79	%F	0.78%		0.78%	0.78%	0.78%
Net investment income (loss), before expense reimbursements and/or recoupments	1.13	%D	1.00%		0.09%		0.91%	(0.32)%	(3.95	)%E
Net investment income, net of reimbursements and/or recoupments	4.29	%D	4.11%		3.97%		3.58%	2.59%	1.56%
Portfolio turnover rate	38	%C	80%		72%		132%	114%	127%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Includes non-recurring organization and offering costs.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.78% for the period ended January 31, 2026.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended July 31, 2026 (unaudited)		Year Ended January 31,
			2026		2025		2024	2023	2022

Net asset value, beginning of period	$8.67		$8.47		$8.56		$8.62	$9.69	$10.04

Income (loss) from investment operations:
Net investment income	0.15	A	0.29	A	0.28	A	0.24	0.18	0.08
Net gains (losses) on investments (both realized and unrealized)	(0.23)		0.20		(0.09)		(0.05)	(1.07)	(0.32)

Total income (loss) from investment operations	(0.08)		0.49		0.19		0.19	(0.89)	(0.24)

Less distributions:
Dividends from net investment income	(0.15)		(0.29)		(0.28)		(0.25)	(0.18)	(0.11)

Total distributions	(0.15)		(0.29)		(0.28)		(0.25)	(0.18)	(0.11)

Net asset value, end of period	$8.44		$8.67		$8.47		$8.56	$8.62	$9.69

Total returnB	(0.99	)%C	5.90%		2.28%		2.27%	(9.22)%	(2.41)%

Ratios and supplemental data:
Net assets, end of period	$674,016		$1,049,463		$1,222,995		$125,830	$125,459	$96,860
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	4.80	%D	4.65%		5.57%		4.20%	4.46%	7.05	%E
Expenses, net of reimbursements and/or recoupments	1.53	%D	1.54	%F	1.53%		1.53%	1.53%	1.53%
Net investment income (loss), before expense reimbursements and/or recoupments	0.24	%D	0.25%		(0.79)%		0.16%	(1.10)%	(4.71	)%E
Net investment income, net of reimbursements and/or recoupments	3.51	%D	3.36%		3.25%		2.83%	1.83%	0.81%
Portfolio turnover rate	38	%C	80%		72%		132%	114%	127%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Includes non-recurring organization and offering costs.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.53% for the period ended January 31, 2026.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended July 31, 2026 (unaudited)		Year Ended January 31,
			2026		2025		2024	2023	2022

Net asset value, beginning of period	$8.67		$8.47		$8.56		$8.62	$9.69	$10.04

Income (loss) from investment operations:
Net investment income	0.20	A	0.38	A	0.37	A	0.33	0.26	0.19
Net gains (losses) on investments (both realized and unrealized)	(0.24)		0.21		(0.08)		(0.05)	(1.06)	(0.32)

Total income (loss) from investment operations	(0.04)		0.59		0.29		0.28	(0.80)	(0.13)

Less distributions:
Dividends from net investment income	(0.19)		(0.39)		(0.38)		(0.34)	(0.27)	(0.22)

Total distributions	(0.19)		(0.39)		(0.38)		(0.34)	(0.27)	(0.22)

Net asset value, end of period	$8.44		$8.67		$8.47		$8.56	$8.62	$9.69

Total returnB	(0.44	)%C	7.06%		3.41%		3.40%	(8.22)%	(1.33)%

Ratios and supplemental data:
Net assets, end of period	$6,984,323		$6,823,987		$6,166,593		$5,813,606	$6,154,067	$5,646,506
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	3.67	%D	3.61%		4.40%		3.18%	3.43%	5.10	%E
Expenses, net of reimbursements and/or recoupments	0.43	%D	0.44	%F	0.43%		0.43%	0.43%	0.43%
Net investment income (loss), before expense reimbursements and/or recoupments	1.40	%D	1.29%		0.35%		1.18%	(0.07)%	(2.76	)%E
Net investment income, net of reimbursements and/or recoupments	4.64	%D	4.46%		4.32%		3.93%	2.93%	1.91%
Portfolio turnover rate	38	%C	80%		72%		132%	114%	127%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Includes non-recurring organization and offering costs.
F	Includes non-operating expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 0.43% for the period ended January 31, 2026.

See accompanying notes

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Developing World Income Fund and American Beacon NIS Core Plus Bond Fund are service marks of American Beacon Advisors, Inc.

SAR 07/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Renewal and Approval of Management Agreement and Investment Advisory Agreements

At meetings held on May 12, 2026 and May 27, 2026 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (the “Trust”) considered and then, at its May 27, 2026 meeting, after further consideration, approved the renewal of the following agreements that were proposed for renewal (1) the management agreement between American Beacon Advisors, Inc. (“Manager”) and the Trust (the “Management Agreement”), on behalf of American Beacon Developing World Income Fund (the “Fund”); and (2) the investment advisory agreements among the Manager, each of (a) Global Evolution USA, LLC (“Global Evolution”) and (b) abrdn Investments Limited (“Aberdeen”) (each a “sub-advisor” and collectively, the “sub-advisors”) and the Trust (the “Investment Advisory Agreements”), on behalf of the Fund. The Management Agreement and the Investment Advisory Agreements are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisors, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and each sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Fund as well as information from the Manager and the sub-advisors. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreements, as well as the section describing additional Board considerations with respect to the Fund.

The Board considered that the Manager provides management and administrative services to the Fund pursuant to the Management Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

The Manager or a sub-advisor may not have been able to, or opted not to, provide information in response to certain requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Accordingly, based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Fund and its shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreements

In determining whether to approve the renewal of the Agreements, the Board considered the Fund’s investment management and sub-advisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment

2

Renewal and Approval of Management Agreement and Investment Advisory Agreements

performance of the Fund and each sub-advisor for the Fund; (3) the profits, if any, earned by the Manager in rendering services to the Fund; (4) comparisons of services and fee rates with contracts entered into by the Manager or a sub-advisor or its affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; (7) any other benefits derived or anticipated to be derived by the Manager or a sub-advisor from its relationship with the Fund; and (8) the Manager’s recommendation to continue to retain each sub-advisor.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Fund’s investment performance; the length of service of key investment personnel at the Manager; the cost structure of the Fund; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Fund; its quality of services; its active role in monitoring and, as appropriate, recommending additional or replacement sub-advisors; and its representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of each Investment Advisory Agreement, the Board considered, among other factors: the Fund’s investment performance; the representations made by each sub-advisor regarding its level of staffing; its financial stability; and its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and each sub-advisor were appropriate for the Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of each portion of the Fund relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index, as well as the Fund’s Morningstar ranking. The Board considered the information provided by Broadridge regarding its independent methodology for selecting the Fund’s Broadridge Performance Universe. The Board also considered the Manager’s representation that the Performance Universe selected by Broadridge may not provide an appropriate comparison for the Fund due to the Fund’s unique or distinctive investment strategies. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by each sub-advisor regarding the performance of its portion of the Fund relative to the performance of other comparable investment accounts managed by each sub-advisor, and in the case of Aberdeen, a composite of comparable investment accounts managed by Aberdeen, and the Fund’s benchmark index for the strategy. The Board’s considerations with respect to the Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to the Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager earning a profit before and after the payment of distribution related expenses by the Manager for the Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Fund, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Fund.

The Board further considered that, with respect to the Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. The Board also considered that certain share classes of the Fund maintain higher expense ratios in order to compensate third-party financial intermediaries.

3

Renewal and Approval of Management Agreement and Investment Advisory Agreements

In analyzing the fee rate charged by each sub-advisor in connection with its investment advisory services to the Fund, the Board considered representations made by each sub-advisor that its sub-advisory fee rate schedule charged to the Fund generally was favorable compared to other comparable client accounts. The Board did not request profitability data from the sub-advisors because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the sub-advisors with respect to the negotiation of sub-advisory fee rates. In addition, the Board considered that the sub-advisors may not account for their profits on an account-by-account basis and that different firms likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. The Board’s considerations with respect to the Fund’s fee rates are set forth below under “Additional Considerations and Conclusions with Respect to the Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fee rates, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered Global Evolution’s representations that Global Evolution’s fee schedule does not reflect any current or anticipated economies of scale. In addition, the Board considered Aberdeen’s representation that it expects shareholders of the Fund to continue to experience indirect benefits from economies of scale efficiencies.

In addition, the Board considered the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to the Fund. In this regard, the Board considered that the Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing information, the Board concluded that the Manager and sub-advisor fee rate schedules for the Fund provide for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the Manager’s and sub-advisors’ responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisors as a result of their advisory relationships with the Fund. For example, the Board considered that the Manager may invest the Fund’s cash balances in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisors by virtue of their relationships with the Fund appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to the Fund

The performance comparisons below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to the Fund’s Broadridge Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge. For the Fund, the performance of individual firms was calculated by the Manager based on information provided by the Fund’s custodian.

In reviewing the performance, the Board considered that the Manager views longer-term performance over a full market cycle, typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill.

The expense comparisons below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and Y Class shares relative to the Fund’s Morningstar Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense,

4

Renewal and Approval of Management Agreement and Investment Advisory Agreements

and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to the Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge. Broadridge Expense Groups consist of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for the Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for the Fund as of December 31, 2025. References to the Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable funds as determined by Morningstar.

The Board considered the Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

In considering the renewal of the Management Agreement for the Fund, the Board considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	5	th Quintile
Compared to Broadridge Expense Universe	5	th Quintile
Morningstar Fee Level Ranking	5	th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2025)

Compared to Broadridge Performance Universe	1	st Quintile
Compared to Morningstar Category	1	st Quintile

In considering the renewal of the Investment Advisory Agreements with Global Evolution and Aberdeen, the Board considered that the diversification of investment strategies facilitated by the Fund’s multi-manager structure permits the Fund to mitigate the risks associated with a single sub-advisor and provides additional capacity. The Board also considered the following additional factors:

Sub-advisor Performance (compared to Broadridge Performance Universe for period indicated ended December 31, 2025)

Global Evolution	5 Years	1	st Quintile
Aberdeen	5 Years	1	st Quintile

The Board also considered: (1) the Manager’s representation that the Fund employs a limited-capacity strategy as the sub-advisors invest primarily in sovereign and quasi-sovereign issuers located in developing countries, including many commonly referred to as “frontier market” countries, which are among the least developed countries; (2) the Manager’s explanation that the Fund’s expense profile is attributable to the higher expenses associated with investments in developing market countries than those of emerging market countries, whereas the funds in the Fund’s Broadridge Expense Group, Expense Universe and Morningstar category invest in emerging market countries more generally; (3) the Manager’s discussion of the challenges associated with identifying a suitable peer group for evaluating the Fund’s expenses and performance, as few (if any) comparable strategies exist within the funds in the Fund’s Broadridge Expense Group, Expense Universe or Performance Universe, or its Morningstar category; and (4) that the Fund’s trailing five-year performance, net of expenses, ranked in the 1st quintile of its Broadridge Performance Universe and Morningstar Category.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and sub-advisors under the Agreements are fair and reasonable; and (2) determined that the Fund and its shareholders would benefit from the Manager’s and sub-advisors’ continued management of the Fund.

5

Renewal and Approval of Management Agreement and Investment Advisory Agreement

At meetings held on May 12, 2026 and May 27, 2026 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (the “Trust”) considered and then, at its May 27, 2026 meeting, after further consideration, approved the renewal of the following agreements that were proposed for renewal (1) the management agreement between American Beacon Advisors, Inc. (“Manager”) and the Trust (the “Management Agreement”) on behalf of the American Beacon NIS Core Bond Fund (the “Fund”); and (2) the investment advisory agreement among the Manager, National Investment Services of America, LLC (the “sub-advisor”) and the Trust (the “Investment Advisory Agreement”), on behalf of the Fund. The Management Agreement and the Investment Advisory Agreement are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisor, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Fund as well as information from the Manager and the sub-advisor. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreements, as well as the section describing additional Board considerations with respect to the Fund.

The Board considered that the Manager provides management and administrative services to the Fund pursuant to the Management Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

The Manager or sub-advisor may not have been able to, or opted not to, provide information in response to certain requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Accordingly, based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Fund and its shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to approve the renewal of the Agreements, the Board considered the Fund’s investment management and sub-advisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund and the sub-advisor for the Fund; (3) the profits, if any, earned by the Manager and the

6

Renewal and Approval of Management Agreement and Investment Advisory Agreement

sub-advisor, an affiliate of the Manager, in rendering services to the Fund; (4) comparisons of services and fee rates with contracts entered into by the Manager or the sub-advisor or its affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting the fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; (7) any other benefits derived or anticipated to be derived by the Manager or the sub-advisor from its relationship with the Fund; and (8) the Manager’s recommendation to continue to retain the sub-advisor.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Fund’s investment performance; the length of service of key investment personnel at the Manager; the cost structure of the Fund; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Fund; its quality of services; its active role in monitoring and, as appropriate, recommending additional or replacement sub-advisors; and its representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreement, the Board considered, among other factors: the Fund’s investment performance; the representations made by the sub-advisor regarding its level of staffing; its financial stability; and its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the sub-advisor were appropriate for the Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of the Fund relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index, as well as the Fund’s Morningstar ranking. The Board considered the information provided by Broadridge regarding its independent methodology for selecting the Fund’s Broadridge Performance Universe. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by the sub-advisor regarding the performance of the Fund relative to the performance of a composite of comparable investment accounts managed by the sub-advisor and the Fund’s benchmark index. The Board’s considerations with respect to the Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to the Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager sustaining a loss before and after the payment of distributions related to expenses by the Manager for the Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Fund, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Fund. The Board also considered that, for the Fund and its share classes, the Manager is waiving fees and/or reimbursing expenses.

The Board further considered that, with respect to the Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. The Board also considered that certain share classes of the Fund maintain higher expense ratios in order to compensate third-party financial intermediaries.

In analyzing the fee rates charged by the sub-advisor in connection with its investment advisory services to the Fund, the Board considered representations made by the sub-advisor that its sub-advisory fee rate schedule

7

Renewal and Approval of Management Agreement and Investment Advisory Agreement

charged by the Fund generally was favorable compared to other comparable client accounts. The Board considered the extent to which the sub-advisor, which is an affiliate of the Manager, earned a profit with respect to the services it provided to the Fund.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager and the profitability levels of the sub-advisor were reasonable in light of the services performed by the sub-advisor. The Board’s considerations with respect to the Fund’s fee rates are set forth below under “Additional Considerations and Conclusions with Respect to the Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fee rates, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints for the sub-advisory fee rate schedule. Thus, the Fund is able to receive a lower effective fee rate at higher asset levels. The Board also considered that the current assets of the Fund did not exceed the threshold necessary to reach the first sub-advisory fee rate breakpoint.

In addition, the Board considered the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to the Fund. In this regard, the Board considered that the Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing information, the Board concluded that the Manager and sub-advisor fee rate schedules for the Fund provide for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the Manager’s and sub-advisor’s responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisor as a result of their advisory relationships with the Fund. For example, the Board considered that the Manager may invest the Fund’s cash balances in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisor by virtue of their relationships with the Fund appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to the Fund

The performance comparisons below were made for the Fund’s Y Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to the Fund’s Broadridge Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge.

In reviewing the performance, the Board considered that the Manager views longer-term performance over a full market cycle, typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill.

The expense comparisons below were made for the Fund’s Y Class shares relative to the Fund’s Broadridge Expense Universe, Broadridge Expense Group and Morningstar Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to the Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge. Broadridge Expense Groups consist of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class

8

Renewal and Approval of Management Agreement and Investment Advisory Agreement

under review for the Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for the Fund as of December 31, 2025. References to the Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable funds as determined by Morningstar.

The Board considered the Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

In considering the renewal of the Agreements for the Fund, the Board considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	3	rd Quintile
Compared to Broadridge Expense Universe	4	th Quintile
Morningstar Fee Level Ranking	4	th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2025)

Compared to Broadridge Performance Universe	1	st Quintile
Compared to Morningstar Category	2	nd Quintile

The Board also considered: (1) that while the Fund’s Morningstar Fee Level Ranking and Broadridge Expense Universe ranking were in the 4th quintile, the Fund’s Broadridge Expense Group ranking was competitive; (2) the Fund’s trailing five-year performance net of expenses was in the 1st quintile of its Broadridge Performance Universe and the 2nd quintile of its Morningstar Category; (3) that the sub-advisor is an affiliate of the Manager; and (4) information provided by the sub-advisor indicating that it had incurred a profit with respect to the services that it provides to the Fund.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and sub-advisor under the Agreements are fair and reasonable; and (2) determined that the Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the Fund.

9

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable.

Item 19. Exhibits

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gregory J. Stumm

Gregory J. Stumm
Principal Executive Officer
American Beacon Funds
Date: October 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory J. Stumm

Gregory J. Stumm
Principal Executive Officer
American Beacon Funds
Date: October 1, 2026

By	/s/ Aaron Cooper

Aaron Cooper
Principal Financial Officer
American Beacon Funds
Date: October 1, 2026